UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

April 30, 2014

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2014

Dear Shareholder:

We are pleased to present the Steward Funds Annual Report for the year ending April 30, 2014. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2014, the Steward Large Cap Enhanced Index Fund returned 23.68% for the Individual class shares and 24.11% for the Institutional class shares. The return for the S&P 500 Index for the same period was 20.44%. The S&P Pure Index component returns were: 28.17% for the S&P 500 Pure Growth Index and 35.70% for the S&P 500 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-index structure at April 30, 2014 was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire period. The anticipated reduction of central bank stimulus by the Fed was finally announced in December. The tapering of its monthly asset purchases by $10 billion per meeting is now taking place. Economic growth weakness in the U.S. over the past few months has been attributed to severe winter weather across the country. On the political front, Russia’s occupation of the Crimea region of Ukraine has added more uncertainty to the markets as that situation continues to develop. Forward looking earnings growth estimates for 2014 remain a solid 8% despite some weakness from the first quarter of the year. Valuations of the S&P 500 continued to rise in the second half of the period hitting, new highs despite a mild pullback in January.

Growth and value style momentum continued to shift directions unable to sustain a clear trend. The Fund will continue its neutral style position in this environment. The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices, when combined, have outperformed their non-pure counterparts over the year, contributing to the Fund’s higher relative return. The higher weighted style focused companies such as Genworth Financial, Inc. Class A at 77.97% and Netflix, Inc. at 49.04% were the most significant factors.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2014, the faith-based values investment policies had a net positive performance impact on the Fund. Companies such as Philip Morris International Inc. (tobacco) and Pfizer Inc. (abortion/life ethics) substantially underperformed the benchmark with returns of -6.69% and 11.17%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. Its strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indices that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2014, the Steward Small Mid-Cap Enhanced Index Fund returned 22.02% for the Individual class shares and 22.43% for the Institutional class shares. The return for the S&P 1000 Index for the same period was 20.40%. The S&P Pure Index component returns were: 23.70% for the S&P 1000 Pure Growth Index and 28.54% for the S&P 1000 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-index structure at April 30, 2014 was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire period. The anticipated reduction of central bank stimulus by the Fed was finally announced in December. The tapering of its monthly asset purchases by $10 billion per meeting is now taking place. Economic growth weakness in the U.S. over the past few months has been attributed to severe winter weather across the country. On the political front, Russia’s occupation of the Crimea region of Ukraine has added more uncertainty to the markets as that situation continues to develop. Forward looking earnings growth estimates for 2014 remain a solid 8% despite some weakness from the first quarter of the year. Valuations of the S&P 500 continued to rise in the second half of the period hitting new highs despite a mild pullback in January.

Growth and value style momentum continued to shift directions, being unable to sustain a clear trend. The Fund will continue its neutral style position in this environment. The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices, when combined, outperformed their non-pure counterparts over the year, contributing to the Fund’s higher relative return. The higher weighted style focused companies such as Arkansas Best Corp. at 277.45% and Keurig Green Mountain, Inc. at 64.10% were the primary factors.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2014, the faith-based values investment policies had a slight positive performance impact on the Fund. Companies such as Community Health Systems, Inc. (abortion) and AMC Networks Inc. Class A (adult entertainment) significantly underperformed the benchmark with returns of -16.85% and 4.22%, respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. Its strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indices that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2014, the Steward International Enhanced Index Fund returned 7.69% for the Individual class shares and 8.02% for the Institutional class shares. The return for the S&P ADR Index was 12.71%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -2.25% for the same period.

Factors Affecting Performance

For the year ended April 30, 2014, the Fund’s dual-index structure was allocated between the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively, representing a tilt towards emerging markets. The Fund has maintained this allocation for the entire 12 month period. Recent economic data in Europe is showing an improving economy, with inflation forecasts being revised downward. This suggests that the European Central Bank will continue its accommodative policy into 2016. Disappointing economic reports in China may explain the new interest in reforming their foreign exchange policy linked to the U.S. Dollar. On the political front, Russia’s occupation of the Crimea region of Ukraine has added more uncertainty to the markets as that situation continues to develop. Valuations in the international equity markets has been mixed with developed country markets generally following the U.S. lead of double digit gains while emerging market values lagged.

The emerging markets component of the Fund continued to underperform the international developed markets during the period. Emerging market companies such as Petroleo Brasileiro SA (Brazil) and China Mobil Ltd. (Hong Kong) were the primary factors with returns of -21.00% and -10.49%, respectively.

Performance of the Fund can also be affected by the faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2014, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as AstraZeneca PLC (abortion/life ethics) and Novartis AG (abortion/life ethics) substantially outperformed the benchmark with returns of 59.46% and 21.81%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

Have you ever sat down in a public environment and simply watched the people pass by, trying to determine their story and wondering if your assumptions are true? From the end of January, it appears that the bond market has been doing just that —  content to mainly sit on the sidelines and watch what goes on around it, maintaining a tight trading range and waiting for more solid evidence of the path of future growth. Over the past few months, we have received some conflicting reports with weather-related distortions to the economic reports, rising geo-political tensions, and discussions on the next moves by central banks around the world. With a market that usually makes some decent movements on headline news, the bond market has maintained a trading range on the 10-year US Treasury note between roughly 2.60 – 2.80% regardless of the news hitting the tape. Is this going to change our outlook and cause us to alter our strategy going forward? The simple answer is “No”.

About one year ago, we made the decision to position the Steward Select Bond Fund with a shorter duration than its comparable index in anticipation of rates moving higher from their sub-2.0% levels on the 10-year US Treasury note. Following Federal Reserve Chairman Bernanke’s announcement of impending tapering of the quantitative easing programs, we did see rates rise up, at an extremely quick pace, to 3.03% at the end of 2013. In the beginning of 2014, rates fell from the 3.03% level back to the trading range where we have remained since. We still feel rates will rise as we progress through the end of 2014 as forces holding rates low, such as: Ukraine tensions, speculation on European Central Bank stimulus programs, low European sovereign yields and economic growth weaker than hoped for in the U.S. and abroad, will tend to diminish.

We anticipate that with outside forces holding rates low as we move through 2014, rates will begin to rise and our portfolio positioning and strategy will prove to be a strong positive contribution to the performance of the Fund. The Fed should continue on a consistent pace to eliminate all QE purchases by the end of this year leading to a possible rise in rates beginning around the middle of 2015. Growth in the U.S. is anticipated to grow much stronger in the 2nd and 3rd quarters than we saw in the first part of the year, which was due in part to weather considerations and uncertainties regarding Russia and the Ukraine. The bond market should remain steady with rates moving higher beginning in the 2nd quarter of the year and providing opportunistic market movements to increase yield and total return for the Fund.

Fund Performance

For the year ended April 30, 2014, the Steward Select Bond Fund returned -1.60% for the Individual class shares and -1.20% for the Institutional class shares. The Barclays Capital US Government/Credit Bond Index returned -0.65% for the same period.

Portfolio Positioning

Over the past year, the Steward Select Bond Fund has maintained an overweight to the corporate bond allocation in order to provide the Fund with an elevated level of income during an environment where higher rates were anticipated. As a result, an underweight to the US treasury sector was created as compared to the comparable index, although that was mitigated with an allocation to the government agency sector providing liquidity to the Fund. As stated previously, a shorter duration of 4.7 years was established vs. 5.8 years for the Barclays Capital US Government/Credit Bond Index, reducing the interest rate risk for the Fund’s portfolio. This positioning was beneficial as rates were rising and will continue, in our opinion, to provide positive contributions to the Fund as rates expectantly increase over the coming quarters.

Current Strategy

Based on an outlook of rising rates, the Fund will maintain its portfolio structure of a shorter duration than the comparable index, while focusing on bonds in the steepest part of the curve with high-quality ratings and strong company cash flows. As rates begin to normalize in coming quarters, we will take the opportunity to extend duration slightly, picking up yield as rates are higher but also due to placement on the yield curve, allowing these bonds to roll down the curve providing positive contributions in both price and income to the Fund. As we have discussed many times, for fixed income securities, total return is a combination of both price and income with our portfolio providing heightened levels of income as compared to the Barclays Capital US Government/Credit Bond Index. As always, we will continue to monitor the markets and make adjustments to our outlook and Fund construction as deemed appropriate in order to benefit from the current marketplace environment.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2014, the Steward Global Equity Income Fund returned 12.16% for the Individual class shares and 12.55% for the Institutional class shares. The return for the benchmark S&P 500 Index for the same period was 20.44%. The return for the global market as represented by the S&P Global 1200 Index was 16.84%. The dividend yield on the portfolio as of the year end was 3.25%.

Factors Affecting Performance

Global central banks were a primary driver of equity markets during the period. The anticipated reduction of central bank stimulus by the Fed was finally announced in December. The tapering of its monthly asset purchases by $10 billion per meeting is now taking place. Economic growth weakness in the U.S. over the past few months has been attributed to severe winter weather across the country. Recent data in Europe is showing an improving economy with inflation remaining extremely low. Disappointing economic reports in China may explain the new interest in reforming their foreign exchange policy linked to the U.S. Dollar. On the political front, Russia’s occupation of the Crimea region of Ukraine has added more uncertainty to the markets as that situation continues to develop. Forward looking earnings growth estimates for 2014 remain a solid 8% despite some weakness from the first quarter of the year.

Positive contributors on a company specific basis included Raytheon Co. at 59.90%. The company reported third quarter profits dropping 2.8% from U.S. budget cuts. However it raised its full-year earnings forecast on gains in international sales. Caterpillar Inc. at 27.79% topped Wall Street earnings estimates on a combination of strong sales of construction equipment and cost cutting. The company slashed overall operating costs after being buffeted by a sharp downturn in the global mining industry. Lockheed Martin Corp. at 71.97%, one of the largest U.S. defense companies, reported a 23% increase in first quarter net profit and raised its earnings per share forecast. While U.S. budget cuts continue to depress revenue, the company benefitted from long term protected defense contracts.

Relative negative performance within the portfolio was reflected in holdings such as Mattel Inc. at -11.07% whose earnings disappointed as U.S. holiday toy sales dropped roughly 2%. The company continues to market some of the country’s best selling toys with significant growth coming from abroad. Shares of Ensco PLC at -8.58%, an offshore drilling contractor, have declined in recent months because of weakness in the overall sector. A low debt load, secure cash flows and seven new rigs under construction will drive Ensco’s growth going forward. The strategy’s quantitative stock selection screens along with the methodology’s validation process continue to perform as designed and are exceeding expectations.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment in dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are $786.7 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Victoria Fernandez
Portfolio Manager

Scott Wynant
Executive Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2014

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	23.68%	20.91%	8.40%	0.91%
S&P 500 Index	20.44%	19.14%	7.69%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 27, 2013 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2014

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	22.02%	21.52%	8.36%	0.95%
S&P 1000 Index	20.40%	21.21%	10.26%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap 400 Index and the Standard and Poor’s Small Cap 600 Index. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 27, 2013 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2014

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	7.69%	9.56%	1.79%	1.07%
S&P ADR Index	12.71%	12.96%	4.70%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the August 27, 2013 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Select Bond Fund* and the Barclays Capital Intermediate US Aggregate Bond Index** and the Barclays Capital US Government/Credit Bond Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2014

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Select Bond Fund – Individual Class	-1.60%	3.05%	3.02%	1.02%
Barclays Capital Intermediate US Aggregate Bond Index	0.06%	4.24%	4.41%	N/A
Barclays Capital US Government/Credit Bond Index	-0.65%	5.21%	4.70%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate US Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	The Barclays Capital US Government/Credit Bond Index represents the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
****	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 27, 2013 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P Global 1200 Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2014

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	12.16%	16.16%	5.75%	1.04%
S&P 500 Index	20.44%	19.14%	7.72%	N/A
S&P Global 1200 Index	16.84%	16.57%	5.12%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s Global 1200 Index is a global index of 1200 stocks comprised of the following seven S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P Global 1200 Index is the Fund’s secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 27, 2013 prospectus for details.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.7%
Insurance	6.8
Technology Hardware, Storage & Peripherals	4.3
Internet Software & Services	3.9
Banks	3.6
Biotechnology	3.4
Health Care Providers & Services	3.1
Energy Equipment & Services	3.0
Diversified Financial Services	3.0
Electric Utilities	2.9
Food & Staples Retailing	2.7
Food Products	2.4
Aerospace & Defense	2.4
Media	2.4
Capital Markets	2.4
Chemicals	2.4
Specialty Retail	2.3
Multi-Utilities	2.3
Pharmaceuticals	2.1
IT Services	2.1
Machinery	2.0
Software	2.0
Hotels, Restaurants & Leisure	1.9
Diversified Telecommunication Services	1.9
Health Care Equipment & Supplies	1.8
Household Products	1.5
Beverages	1.5
Commercial Services & Supplies	1.5
Real Estate Investment Trust	1.5
Consumer Finance	1.3
Semiconductors & Semiconductor Equipment	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.2

Industry Diversification	Percent*
Communications Equipment	1.2%
Metals & Mining	1.0
Airlines	0.9
Road & Rail	0.9
Automobiles	0.9
Electronic Equipment & Instruments	0.8
Industrial Conglomerates	0.8
Multiline Retail	0.8
Auto Components	0.7
Electrical Equipment	0.6
Independent Power and Renewable Electricity Producers	0.5
Air Freight & Logistics	0.5
Internet & Catalog Retail	0.4
Money Market Funds	0.4
Containers & Packaging	0.4
Life Sciences Tools and Services	0.3
Paper & Forest Products	0.3
Gas Utilities	0.3
Construction & Engineering	0.2
Marine	0.2
Diversified Consumer Services	0.2
Professional Services	0.1
Personal Products	0.1
Wireless Telecommunication Services	0.1
Distributors	0.1
Trading Companies & Distributors	0.1
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Building Products	0.0
Construction Materials	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of April 30, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.4%)
General Dynamics Corp.	3,150	$344,767
Honeywell International, Inc.	6,870	638,223
L-3 Communications Holdings, Inc.	5,100	588,387
Lockheed Martin Corp.	2,870	471,082
Northrop Grumman Corp.	2,580	313,496
Precision Castparts Corp.	1,962	496,563
Raytheon Co.	3,020	288,350
Rockwell Collins, Inc.	1,400	108,710
The Boeing Co.	7,738	998,357
United Technologies Corp.	7,450	881,558
		5,129,493
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,200	70,680
Expeditors International of Washington, Inc.	1,490	61,448
FedEx Corp.	2,470	336,537
United Parcel Service, Inc., Class B	6,610	651,085
		1,119,750
AIRLINES (0.9%)
Delta Air Lines, Inc.	23,990	883,552
Southwest Airlines Co.	37,520	906,858
		1,790,410
AUTO COMPONENTS (0.7%)
BorgWarner, Inc.	6,100	379,054
Delphi Automotive PLC	2,260	151,058
Goodyear Tire & Rubber Co.	22,060	555,912
Johnson Controls, Inc.	10,220	461,331
		1,547,355
AUTOMOBILES (0.9%)
Ford Motor Co.	53,510	864,186
General Motors Co.	22,850	787,868
Harley-Davidson, Inc.	4,320	319,421
		1,971,475
BANKS (3.6%)
BB&T Corp.	10,970	409,510
Comerica, Inc.	12,710	613,130
Fifth Third Bancorp	30,870	636,231
Huntington Bancshares, Inc.	86,190	789,500
KeyCorp	49,100	669,724
M&T Bank Corp.	2,620	319,666
PNC Financial Services Group, Inc.	8,934	750,813
Regions Financial Corp.	15,012	152,222
SunTrust Banks, Inc.	13,460	514,980
U.S. Bancorp	14,870	606,399

	Shares	Value
Wells Fargo & Co.	40,568	$2,013,795
Zions Bancorp	1,440	41,645
		7,517,615
BEVERAGES (1.5%)
Coca-Cola Co.	33,060	1,348,517
Dr Pepper Snapple Group, Inc.	3,580	198,404
Monster Beverage Corp.(a)	4,310	288,598
PepsiCo, Inc.	14,881	1,278,129
		3,113,648
BIOTECHNOLOGY (3.4%)
Alexion Pharmaceuticals, Inc.(a)	4,245	671,559
Amgen, Inc.	6,370	711,847
Biogen Idec, Inc.(a)	3,783	1,086,175
Celgene Corp.(a)	7,780	1,143,738
Coca-Cola Enterprises, Inc.	7,140	324,442
Gilead Sciences, Inc.(a)	19,730	1,548,608
PerkinElmer, Inc.	1,550	65,053
Regeneron Pharmaceuticals, Inc.(a)	2,750	816,448
Vertex Pharmaceuticals, Inc.(a)	10,950	741,315
		7,109,185
BUILDING PRODUCTS (0.0%)
Allegion PLC	543	26,797
Masco Corp.	2,800	56,252
		83,049
CAPITAL MARKETS (2.4%)
Ameriprise Financial, Inc.	6,006	670,450
Bank of New York Mellon Corp.	15,921	539,244
BlackRock, Inc.	1,742	524,342
Charles Schwab Corp.	20,060	532,593
E*TRADE Financial Corp.(a)	2,728	61,244
Franklin Resources, Inc.	3,150	164,902
Goldman Sachs Group, Inc.	5,565	889,398
Invesco Ltd.	7,920	278,863
Legg Mason, Inc.	770	36,105
Morgan Stanley	21,630	669,016
Northern Trust Corp.	2,150	129,537
State Street Corp.	3,767	243,198
T. Rowe Price Group, Inc.	2,620	215,181
		4,954,073
CHEMICALS (2.4%)
Air Products & Chemicals, Inc.	2,140	251,493
Airgas, Inc.	840	89,258
CF Industries Holdings, Inc.	478	117,191
Dow Chemical Co.	14,190	708,081
E.I. du Pont de Nemours & Co.	7,910	532,501
Ecolab, Inc.	5,810	607,958

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FMC Corp.	1,300	$100,100
International Flavors & Fragrances, Inc.	1,130	111,328
Lyondellbasell Industries NV, Class A	9,730	900,025
Monsanto Co.	4,550	503,685
PPG Industries, Inc.	2,256	436,807
Praxair, Inc.	3,040	396,872
The Mosaic Co.	6,870	343,775
		5,099,074
COMMERCIAL SERVICES & SUPPLIES (1.5%)
Avery Dennison Corp.	3,630	176,636
Cintas Corp.	1,400	82,502
Equifax, Inc.	1,170	82,848
Iron Mountain, Inc.	1,697	48,263
Leucadia National Corp.	2,670	68,138
Moody's Corp.	5,900	463,150
Pitney Bowes, Inc.	10,510	281,668
Republic Services, Inc., Class A	3,796	133,202
Robert Half International, Inc.	7,670	343,616
Stericycle, Inc.(a)	1,100	128,084
The ADT Corp.	1,695	51,257
The Dun & Bradstreet Corp.	470	52,057
Total System Services, Inc.	2,271	72,150
Visa, Inc., Class A	5,015	1,016,089
Waste Management, Inc.	4,570	203,136
		3,202,796
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	38,990	901,059
F5 Networks, Inc.(a)	620	65,205
Harris Corp.	930	68,374
Juniper Networks, Inc.(a)	3,760	92,834
Motorola Solutions, Inc.	1,961	124,680
QUALCOMM, Inc.	16,660	1,311,309
		2,563,461
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,740	434,518
Quanta Services, Inc.(a)	1,800	63,504
		498,022
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	1,133	73,112
CONSUMER FINANCE (1.3%)
American Express Co.	9,760	853,317
Capital One Financial Corp.	9,888	730,723
Discover Financial Services	11,130	622,167
SLM Corp.	19,600	504,700
		2,710,907

	Shares	Value
CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,550	$87,094
Bemis Co., Inc.	5,450	219,308
Owens-Illinois, Inc.(a)	1,580	50,212
Sealed Air Corp.	11,660	400,055
		756,669
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,530	133,294
DIVERSIFIED CONSUMER SERVICES (0.2%)
Graham Holdings Co.	397	266,478
H&R Block, Inc.	2,460	69,913
		336,391
DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America Corp.	98,599	1,492,789
Citigroup, Inc.	23,600	1,130,676
CME Group, Inc.	2,665	187,589
IntercontinentalExchange Group, Inc.	1,708	349,184
JPMorgan Chase & Co.	35,194	1,970,160
MasterCard, Inc., Class A	12,480	917,904
The NASDAQ OMX Group, Inc.	7,970	294,093
		6,342,395
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	42,537	1,518,571
CenturyLink, Inc.	13,614	475,265
Frontier Communications Corp.	59,940	356,643
Verizon Communications, Inc.	32,550	1,521,061
Windstream Holdings, Inc.	7,334	66,519
		3,938,059
ELECTRIC UTILITIES (2.9%)
American Electric Power Co., Inc.	8,970	482,676
Duke Energy Corp.	10,344	770,525
Edison International	8,760	495,466
Entergy Corp.	8,850	641,625
Exelon Corp.	22,729	796,197
FirstEnergy Corp.	12,899	435,341
NextEra Energy, Inc.	4,610	460,308
Northeast Utilities	7,920	374,299
Pepco Holdings, Inc.	19,020	508,975
Pinnacle West Capital Corp.	5,320	297,654
PPL Corp.	13,330	444,422
Southern Co.	8,170	374,431
		6,081,919

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.6%)
AMETEK, Inc.	2,180	$114,930
Eaton Corp. PLC	4,080	296,371
Emerson Electric Co.	6,150	419,307
Rockwell Automation, Inc.	1,470	175,195
Roper Industries, Inc.	1,110	154,234
		1,160,037
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies, Inc.	3,020	163,201
Amphenol Corp., Class A	1,470	140,165
Corning, Inc.	25,320	529,441
FLIR Systems, Inc.	1,140	38,806
Jabil Circuit, Inc.	29,580	510,551
TE Connectivity Ltd.	3,330	196,403
Waters Corp.(a)	1,160	114,306
		1,692,873
ENERGY EQUIPMENT & SERVICES (3.0%)
Baker Hughes, Inc.	7,729	540,257
Cameron International Corp.(a)	1,720	111,731
Diamond Offshore Drilling, Inc.	310	16,929
Ensco PLC, Class A, Sponsored ADR	6,910	348,610
First Solar, Inc.(a)	7,760	523,723
FMC Technologies, Inc.(a)	1,580	89,586
Halliburton Co.	14,790	932,805
Helmerich & Payne, Inc.	6,080	660,592
Nabors Industries Ltd.	32,960	841,139
National-Oilwell Varco, Inc.	3,446	270,614
Rowan Cos., Inc., Class A(a)	10,320	319,094
Schlumberger Ltd.	12,599	1,279,429
Transocean Ltd.	9,180	395,383
		6,329,892
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	5,700	659,376
CVS Corp.	13,995	1,017,716
Safeway, Inc.	23,400	797,004
SYSCO Corp.	13,860	504,920
The Kroger Co.	14,190	653,308
Walgreen Co.	6,970	473,263
Wal-Mart Stores, Inc.	16,420	1,308,838
Whole Foods Market, Inc.	2,920	145,124
		5,559,549
FOOD PRODUCTS (2.4%)
Archer-Daniels-Midland Co.	20,280	886,844
Campbell Soup Co.	2,190	99,623
ConAgra Foods, Inc.	8,410	256,589
General Mills, Inc.	7,140	378,563
Hormel Foods Corp.	2,320	110,641
J.M. Smucker Co.	1,320	127,618

	Shares	Value
Kellogg Co.	3,590	$239,920
Keurig Green Mountain, Inc.	8,380	785,038
Kraft Foods, Inc., Class A	5,606	318,757
McCormick & Co., Inc.	1,790	127,448
Mead Johnson Nutrition Co., Class A	1,820	160,633
Mondelez International, Inc., Class A	14,730	525,125
The Hershey Co.	2,130	204,991
Tyson Foods, Inc., Class A	19,100	801,627
		5,023,417
GAS UTILITIES (0.3%)
AGL Resources, Inc.	6,309	340,686
ONEOK, Inc.	1,800	113,796
QEP Resources, Inc.	1,310	40,204
Spectra Energy Corp.	5,443	216,141
		710,827
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	4,810	350,120
Becton, Dickinson & Co.	3,250	367,347
Boston Scientific Corp.(a)	42,167	531,726
C.R. Bard, Inc.	1,020	140,077
CareFusion Corp.(a)	2,440	95,306
Covidien PLC	5,150	366,938
DENTSPLY International, Inc.	1,990	88,814
Edwards Lifesciences Corp.(a)	960	78,211
Hospira, Inc.(a)	2,090	95,722
Intuitive Surgical, Inc.(a)	309	111,765
Medtronic, Inc.	9,080	534,086
St. Jude Medical, Inc.	5,750	364,952
Stryker Corp.	3,370	262,018
Varian Medical Systems, Inc.(a)	1,180	93,869
Zimmer Holdings, Inc.	2,210	213,928
		3,694,879
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna, Inc.	9,964	711,928
AmerisourceBergen Corp.	2,600	169,468
Cardinal Health, Inc.	7,790	541,483
CIGNA Corp.	6,530	522,661
DaVita, Inc.(a)	1,770	122,661
Express Scripts Holding Co.(a)	11,211	746,428
Humana, Inc.	7,210	791,297
Laboratory Corp. of America Holdings(a)	1,140	112,518
McKesson Corp.	2,010	340,072
Patterson Cos., Inc.	1,740	70,818
Quest Diagnostics, Inc.	3,850	215,331
UnitedHealth Group, Inc.	12,814	961,563
WellPoint, Inc.	11,260	1,133,657
		6,439,885

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.9%)
Chipotle Mexican Grill, Inc.(a)	1,525	$760,212
Darden Restaurants, Inc.	1,060	52,693
Marriott International, Inc., Class A	2,534	146,795
McDonald's Corp.	8,570	868,827
Starbucks Corp.	8,340	588,971
Starwood Hotels & Resorts Worldwide, Inc.	2,110	161,731
TripAdvisor, Inc.(a)	9,755	787,619
Wyndham Worldwide Corp.	6,030	430,180
YUM! Brands, Inc.	3,580	275,624
		4,072,652
HOUSEHOLD DURABLES (1.2%)
D. R. Horton, Inc.	15,466	344,582
Garmin Ltd.	1,000	57,100
Harman International Industries, Inc.	5,914	648,234
Jacobs Engineering Group, Inc.(a)	6,570	379,089
Leggett & Platt, Inc.	1,450	47,647
Lennar Corp., Class A	1,070	41,291
Mohawk Industries, Inc.(a)	1,780	235,690
Newell Rubbermaid, Inc.	2,940	88,523
Pulte Group, Inc.	12,975	238,610
Snap-on, Inc.	700	81,200
Whirlpool Corp.	2,423	371,640
		2,533,606
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,370	214,959
Colgate-Palmolive Co.	9,120	613,776
Kimberly-Clark Corp.	4,130	463,593
Procter & Gamble Co.	22,571	1,863,236
		3,155,564
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.5%)
NRG Energy, Inc.	21,620	707,406
The AES Corp.	23,550	340,298
		1,047,704
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	7,074	983,923
Textron, Inc.	14,340	586,506
Tyco International Ltd.	4,190	171,371
		1,741,800
INSURANCE (6.8%)
ACE Ltd.	6,940	710,101
AFLAC, Inc.	6,600	413,952
American International Group, Inc.	21,994	1,168,541
Aon PLC	2,700	229,176
Assurant, Inc.	11,250	758,362
Berkshire Hathaway, Inc., Class B(a)	22,120	2,850,162

	Shares	Value
Chubb Corp.	5,200	$478,816
Cincinnati Financial Corp.	4,852	236,486
Genworth Financial, Inc., Class A(a)	42,000	749,700
Hartford Financial Services Group, Inc.	18,020	646,377
Lincoln National Corp.	2,346	113,804
Loews Corp.	11,040	485,429
Marsh & McLennan Cos., Inc.	5,410	266,767
MetLife, Inc.	18,950	992,033
Principal Financial Group, Inc.	2,480	116,163
Progressive Corp.	9,910	240,318
Prudential Financial, Inc.	10,525	849,157
The Allstate Corp.	12,760	726,682
The Travelers Cos., Inc.	7,530	682,067
Torchmark Corp.	4,385	349,485
Unum Group	17,140	569,391
XL Group PLC	17,210	539,534
		14,172,503
INTERNET & CATALOG RETAIL (0.4%)
Expedia, Inc.	835	59,277
Netflix, Inc.(a)	2,431	782,879
		842,156
INTERNET SOFTWARE & SERVICES (3.9%)
Akamai Technologies, Inc.(a)	1,420	75,360
Amazon.com, Inc.(a)	4,118	1,252,407
Facebook, Inc.(a)	25,440	1,520,803
Google, Inc., Class A(a)	2,562	1,370,363
Google, Inc., Class C(a)	2,590	1,364,049
Priceline.com, Inc.(a)	939	1,087,127
Salesforce.com, Inc.(a)	9,090	469,499
VeriSign, Inc.(a)	10,300	485,954
Yahoo!, Inc.(a)	12,280	441,466
		8,067,028
IT SERVICES (2.1%)
Accenture PLC, Class A	5,260	421,957
Alliance Data Systems Corp.(a)	2,487	601,605
Automatic Data Processing, Inc.	4,720	367,971
Blackhawk Network Holdings, Inc., Class B(a)	3,844	88,528
Cerner Corp.(a)	6,610	339,093
Cognizant Technology Solutions Corp., Class A(a)	12,820	614,142
Computer Sciences Corp.	8,260	488,827
Fidelity National Information Services, Inc.	6,326	337,998
Fiserv, Inc.(a)	2,620	159,244
Paychex, Inc.	3,920	163,895
Western Union Co.	5,640	89,507
Xerox Corp.	57,735	698,016
		4,370,783

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	880	$48,629
Mattel, Inc.	2,920	114,508
		163,137
LIFE SCIENCES TOOLS AND SERVICES (0.3%)
Thermo Fisher Scientific, Inc.	5,880	670,320
MACHINERY (2.0%)
Caterpillar, Inc.	5,390	568,106
Cummins, Inc.	1,550	233,817
Danaher Corp.	6,240	457,891
Deere & Co.	5,352	499,556
Dover Corp.	1,570	135,648
Flowserve Corp.	3,990	291,469
Illinois Tool Works, Inc.	3,920	334,102
Ingersoll-Rand PLC	2,110	126,178
Joy Global, Inc.	4,480	270,502
PACCAR, Inc.	8,865	567,183
Pall Corp.	1,340	112,761
Parker Hannifin Corp.	1,595	202,374
Pentair Ltd.	1,790	132,979
Stanley Black & Decker, Inc.	3,292	282,750
Xylem, Inc.	1,490	56,009
		4,271,325
MARINE (0.2%)
Carnival Corp.	9,830	386,417
MEDIA (2.4%)
Cablevision Systems Corp., Class A	2,840	47,428
CBS Corp., Class B	8,910	514,642
DIRECTV(a)	10,060	780,656
Discovery Communications, Inc., Class A(a)	5,910	448,569
Gannett Co., Inc.	2,630	71,457
Interpublic Group of Cos., Inc.	18,550	323,141
McGraw Hill Cos., Inc.	2,450	181,128
News Corp., Class A(a)	39,940	679,779
Omnicom Group, Inc.	3,320	224,698
Scripps Networks Interactive, Class A	1,420	106,599
The Walt Disney Co.	13,780	1,093,305
Time Warner Cable, Inc.	3,950	558,767
		5,030,169
METALS & MINING (1.0%)
Alcoa, Inc.	78,760	1,060,897
Allegheny Technologies, Inc.	7,760	319,712
Freeport-McMoRan Copper & Gold, Inc., Class B	11,678	401,373
Newmont Mining Corp.	3,680	91,374
Nucor Corp.	4,970	257,198
United States Steel Corp.	1,160	30,183
		2,160,737

	Shares	Value
MULTILINE RETAIL (0.8%)
Dollar General Corp.(a)	2,340	$132,070
Family Dollar Stores, Inc.	790	46,412
Kohl's Corp.	8,100	443,799
Macy's, Inc.	6,272	360,201
Nordstrom, Inc.	1,450	88,856
Target Corp.	10,530	650,228
		1,721,566
MULTI-UTILITIES (2.3%)
Ameren Corp.	3,990	164,827
CenterPoint Energy, Inc.	5,930	146,827
CMS Energy Corp.	8,000	242,480
Consolidated Edison, Inc.	8,550	496,156
Dominion Resources, Inc.	5,694	413,043
DTE Energy Co.	5,900	461,026
Integrys Energy Group, Inc.	8,128	498,084
NiSource, Inc.	3,670	133,294
PG&E Corp.	10,710	488,162
Public Service Enterprise Group, Inc.	10,876	445,590
SCANA Corp.	6,620	355,362
Sempra Energy	2,810	277,094
TECO Energy, Inc.	9,870	177,265
Wisconsin Energy Corp.	2,190	106,171
Xcel Energy, Inc.	12,570	400,606
		4,805,987
OIL, GAS & CONSUMABLE FUELS (8.7%)
Anadarko Petroleum Corp.	4,040	400,041
Apache Corp.	6,610	573,748
Cabot Oil & Gas Corp., Class A	15,670	615,518
Chesapeake Energy Corp.	3,840	110,400
Chevron Corp.	16,849	2,114,886
ConocoPhillips	12,359	918,397
CONSOL Energy, Inc.	1,580	70,326
Denbury Resources, Inc.	18,330	308,311
Devon Energy Corp.	3,040	212,800
EOG Resources, Inc.	9,234	904,932
EQT Corp.	3,260	355,307
Exxon Mobil Corp.	34,830	3,566,940
Hess Corp.	8,780	782,825
Kinder Morgan, Inc.	9,990	326,273
Marathon Oil Corp.	11,500	415,725
Marathon Petroleum Corp.	2,390	222,150
Murphy Oil Corp.	11,740	744,668
Newfield Exploration Co.(a)	1,030	34,866
Noble Corp.	8,280	255,107
Noble Energy, Inc.	6,250	448,625
Occidental Petroleum Corp.	6,342	607,247
Peabody Energy Corp.	2,130	40,491
Phillips 66	12,569	1,045,992
Pioneer Natural Resources Co.	3,614	698,478

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Range Resources Corp.	4,700	$425,115
Southwestern Energy Co.(a)	2,600	124,488
Tesoro Corp.	10,410	585,979
Valero Energy Corp.	18,800	1,074,796
Williams Cos., Inc.	5,410	228,140
		18,212,571
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	7,440	347,076
MeadWestvaco Corp.	1,900	74,233
Weyerhaeuser Co.	4,821	143,907
		565,216
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	62,648
The Estee Lauder Cos., Inc., Class A	2,730	198,116
		260,764
PHARMACEUTICALS (2.1%)
AbbVie, Inc.	13,400	697,872
Actavis, Inc. PLC(a)	5,473	1,118,298
Allergan, Inc.	5,860	971,822
Eli Lilly & Co.	9,940	587,454
Forest Laboratories, Inc.(a)	2,620	240,804
Mylan Laboratories, Inc.(a)	4,220	214,292
Perrigo Co. PLC	2,990	433,131
Zoetis, Inc.	5,510	166,733
		4,430,406
PROFESSIONAL SERVICES (0.1%)
Nielsen Holdings NV	2,670	125,356
REAL ESTATE INVESTMENT TRUST (1.5%)
American Tower Corp.	3,370	281,462
Apartment Investment & Management Co., Class A	1,349	41,590
AvalonBay Communities, Inc.	1,121	153,072
Boston Properties, Inc.	1,670	195,624
CBRE Group, Inc.(a)	2,140	57,010
Equity Residential	2,740	162,866
Essex Property Trust, Inc.	670	116,084
General Growth Properties, Inc.	3,010	69,140
HCP, Inc.	3,810	159,487
Health Care REIT, Inc.	2,580	162,772
Host Hotels & Resorts, Inc.	6,283	134,770
Kimco Realty Corp.	4,510	103,369
Macerich Co.	4,200	272,622
Plum Creek Timber Co., Inc.	1,370	59,732
Prologis, Inc.	3,852	156,507
Public Storage, Inc.	1,267	222,371
Simon Property Group, Inc.	2,945	510,074
Ventas, Inc.	2,450	161,896
Vornado Realty Trust	2,035	208,791
		3,229,239

	Shares	Value
ROAD & RAIL (0.9%)
CSX Corp.	8,910	$251,440
Kansas City Southern	960	96,845
Norfolk Southern Corp.	2,670	252,395
Ryder System, Inc.	5,840	479,931
Union Pacific Corp.	3,737	711,637
		1,792,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Altera Corp.	2,230	72,520
Analog Devices, Inc.	2,240	114,890
Applied Materials, Inc.	10,320	196,699
Broadcom Corp., Class A	3,910	120,467
Intel Corp.	36,480	973,651
KLA-Tencor Corp.	1,280	81,907
Lam Research Corp.(a)	893	51,446
Linear Technology Corp.	1,760	78,320
LSI Logic Corp.	5,470	60,936
Microchip Technology, Inc.	1,350	64,179
Micron Technology, Inc.(a)	14,600	381,352
NVIDIA Corp.	4,905	90,595
Texas Instruments, Inc.	8,600	390,870
Xilinx, Inc.	2,010	94,852
		2,772,684
SOFTWARE (2.0%)
Adobe Systems, Inc.(a)	3,804	234,669
Autodesk, Inc.(a)	1,700	81,634
CA, Inc.	3,430	103,380
Citrix Systems, Inc.(a)	1,420	84,220
Intuit, Inc.	2,540	192,405
Microsoft Corp.	56,920	2,299,568
Oracle Corp.	26,111	1,067,418
Red Hat, Inc.(a)	1,390	67,623
Symantec Corp.	6,102	123,749
		4,254,666
SPECIALTY RETAIL (2.3%)
AutoNation, Inc.(a)	8,730	462,603
AutoZone, Inc.(a)	271	144,684
Bed Bath & Beyond, Inc.(a)	4,060	252,248
Best Buy Co., Inc.	1,960	50,823
CarMax, Inc.(a)	1,550	67,859
Dollar Tree, Inc.(a)	5,150	268,160
GameStop Corp., Class A	812	32,220
Gap, Inc.	2,230	87,639
Home Depot, Inc.	11,250	894,487
L Brands, Inc.	2,050	111,110
Lowe's Cos., Inc.	7,900	362,689
O'Reilly Automotive, Inc.(a)	2,150	319,898
PetSmart, Inc.	920	62,266
Ross Stores, Inc.	1,790	121,863

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Staples, Inc.	37,785	$472,313
The Sherwin-Williams Co.	787	157,274
Tiffany & Co.	1,040	90,990
TJX Cos., Inc.	8,220	478,240
Tractor Supply Co.	6,080	408,819
Urban Outfitters, Inc.(a)	830	29,594
		4,875,779
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.3%)
Apple Computer, Inc.	6,674	3,938,261
EMC Corp.	15,550	401,190
Hewlett-Packard Co.	32,730	1,082,054
International Business Machines Corp.	7,612	1,495,529
NetApp, Inc.	2,600	92,586
SanDisk Corp.	4,870	413,804
Seagate Technology PLC	14,240	748,739
Teradata Corp.(a)	1,170	53,188
Western Digital Corp.	7,770	684,770
		8,910,121
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach, Inc.	2,150	95,997
Fossil Group, Inc.(a)	3,930	419,135
Michael Kors Holdings Ltd.(a)	9,510	867,312
NIKE, Inc., Class B	9,300	678,435
PVH Corp.	770	96,689
Ralph Lauren Corp.	655	99,147
VF Corp.	6,465	394,947
		2,651,662

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	17,540	$174,698
People's United Financial, Inc.	7,570	108,100
		282,798
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	1,930	96,655
W.W. Grainger, Inc.	541	137,630
		234,285
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Crown Castle International Corp.	2,880	209,462
TOTAL COMMON STOCKS		208,704,222
MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	831,140	831,140
TOTAL MONEY MARKET FUND		831,140
TOTAL INVESTMENTS (COST $152,093,187) 99.9%		209,535,362
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		196,752
NET ASSETS 100.0%		$209,732,114
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	5.4%
Real Estate Investment Trust	5.3
Insurance	5.0
Electronic Equipment & Instruments	4.3
Specialty Retail	4.1
Machinery	4.0
Commercial Services & Supplies	3.7
Oil, Gas & Consumable Fuels	3.6
Energy Equipment & Services	3.0
Health Care Providers & Services	3.0
Software	2.8
Health Care Equipment & Supplies	2.6
Semiconductors & Semiconductor Equipment	2.4
Metals & Mining	2.4
Chemicals	2.4
IT Services	2.3
Aerospace & Defense	2.1
Diversified Financial Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Household Durables	2.0
Internet Software & Services	1.9
Pharmaceuticals	1.8
Hotels, Restaurants & Leisure	1.7
Capital Markets	1.6
Food Products	1.6
Communications Equipment	1.6
Gas Utilities	1.5
Road & Rail	1.5
Construction & Engineering	1.3
Diversified Consumer Services	1.2
Electrical Equipment	1.1
Leisure Products	1.0
Electric Utilities	1.0
Multi-Utilities	1.0

Industry Diversification	Percent*
Thrifts & Mortgage Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9
Trading Companies & Distributors	0.9
Containers & Packaging	0.9
Auto Components	0.8
Household Products	0.8
Media	0.8
Paper & Forest Products	0.8
Building Products	0.8
Airlines	0.7
Biotechnology	0.7
Life Sciences Tools and Services	0.6
Food & Staples Retailing	0.6
Multiline Retail	0.5
Wireless Telecommunication Services	0.5
Marine	0.5
Air Freight & Logistics	0.4
Professional Services	0.4
Diversified Telecommunication Services	0.4
Real Estate Management and Development	0.3
Industrial Conglomerates	0.3
Consumer Finance	0.3
Health Care Technology	0.3
Money Market Funds	0.3
Distributors	0.2
Automobiles	0.2
Electronic Equipment, Instruments & Components	0.2
Personal Products	0.2
Water Utilities	0.2
Construction Materials	0.2
Internet & Catalog Retail	0.2
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.1%)
AAR Corp.	5,730	$148,407
AeroVironment, Inc.(a)	770	26,003
Alliant Techsystems, Inc.	1,100	158,642
American Science & Engineering, Inc.	280	18,816
BE Aerospace, Inc.(a)	4,980	437,095
Cubic Corp.	750	35,572
Curtiss-Wright Corp.	2,620	167,523
Engility Holdings, Inc.(a)	6,280	274,059
Esterline Technologies Corp.(a)	1,640	178,793
Exelis, Inc.	11,360	210,614
GenCorp, Inc.(a)	13,120	230,387
Moog, Inc., Class A(a)	1,630	106,684
Orbital Sciences Corp.(a)	2,590	76,146
TASER International, Inc.(a)	15,020	242,573
Teledyne Technologies, Inc.(a)	1,240	115,146
Triumph Group, Inc.	2,790	180,820
		2,607,280
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	5,780	202,242
Forward Air Corp.	1,030	45,557
Hub Group, Inc., Class A(a)	4,150	185,297
UTI Worldwide, Inc.	6,140	60,111
		493,207
AIRLINES (0.7%)
Alaska Air Group, Inc.	3,510	330,221
Allegiant Travel Co.	1,020	119,799
JetBlue Airways Corp.(a)	28,740	227,189
SkyWest, Inc.	16,030	185,948
		863,157
AUTO COMPONENTS (0.8%)
Dorman Products, Inc.(a)	1,100	63,305
Drew Industries, Inc.	2,500	125,800
Gentex Corp.	7,450	213,592
LKQ Corp.(a)	13,820	402,438
Spartan Motors, Inc.	18,220	96,748
Standard Motor Products, Inc.	800	30,392
Superior Industries International, Inc.	6,410	135,507
		1,067,782
AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,580	96,175
Winnebago Industries, Inc.(a)	5,650	135,035
		231,210
BANKS (5.4%)
Associated Bancorp	10,790	189,365
BancorpSouth, Inc.	9,370	218,883
Bank of Hawaii Corp.	1,740	95,996
Bank of the Ozarks, Inc.	2,990	179,101
Banner Corp.	600	23,724
BBCN Bancorp, Inc.	12,440	191,700
Boston Private Financial Holdings, Inc.	9,010	112,715

	Shares	Value
Cardinal Financial Corp.	1,530	$25,704
Cathay General Bancorp	8,850	208,860
City Holding Co.	310	13,327
City National Corp.	2,400	174,168
Columbia Banking System, Inc.	1,480	36,734
Commerce Bancshares, Inc.	2,904	126,266
Community Bank System, Inc.	1,360	50,578
Cullen/Frost Bankers, Inc.	1,820	139,066
CVB Financial Corp.	1,780	25,739
East West Bancorp, Inc.	6,170	212,927
F.N.B. Corp.	9,830	122,285
First Bancorp(a)	6,162	31,673
First Commonwealth Financial Corp.	7,560	64,940
First Financial Bancorp	2,060	33,351
First Financial Bankshares, Inc.	1,805	106,585
First Horizon National Corp.	6,380	73,306
First Midwest Bancorp, Inc.	9,070	148,476
FirstMerit Corp.	6,560	127,198
Fulton Financial Corp.	9,120	111,173
Glacier Bancorp, Inc.	5,220	133,945
Hancock Holding Co.	3,989	134,549
Hanmi Financial Corp.	881	18,739
Home Bancshares, Inc.	5,676	179,986
Independent Bank Corp. – Massachusetts	610	22,643
International Bancshares Corp.	4,190	96,202
MB Financial, Inc.	8,410	225,724
National Penn Bancshares, Inc.	7,920	77,378
NBT Bancorp	1,270	28,766
Old National Bancorp	4,450	62,834
PacWest Bancorp	4,520	177,952
Pinnacle Financial Partners, Inc.	5,450	188,407
PrivateBancorp, Inc.	8,000	220,560
Prosperity Bancshares, Inc.	2,080	122,720
S & T Bancorp, Inc.	920	21,399
Signature Bank(a)	2,330	276,851
Simmons First National Corp., Class A	370	13,379
Sterling BanCorp	2,638	31,551
Susquehanna Bancshares, Inc.	11,230	116,343
SVB Financial Group(a)	2,950	314,736
Synovus Financial Corp.	73,590	236,224
Taylor Capital Group, Inc.(a)	400	8,516
TCF Financial Corp.	6,860	107,702
Texas Capital Bancshares, Inc.(a)	2,740	153,961
Tompkins Financial Corp.	339	15,980
Trustmark Corp.	2,140	48,942
UMB Financial Corp.	1,340	78,671
Umpqua Holdings Corp.	12,810	213,030
United Bankshares, Inc.	1,510	44,168
United Community Banks, Inc.(a)	11,342	183,173
Valley National Bancorp	8,042	80,581
WestAmerica Bancorp	890	45,230
Wilshire Bancorp, Inc.	12,440	124,400
Wintrust Financial Corp.	3,430	153,733
		6,802,815

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
BIOTECHNOLOGY (0.7%)
Acorda Therapeutics, Inc.(a)	5,620	$199,229
ArQule, Inc.(a)	13,530	21,919
Emergent BioSolutions, Inc.(a)	950	25,042
Ligand Pharmaceuticals, Inc., Class – B(a)	2,680	169,296
Momenta Pharmaceuticals, Inc.(a)	1,950	22,269
Neogen Corp.(a)	2,222	92,824
Spectrum Pharmaceuticals, Inc.(a)	3,020	20,747
United Therapeutics Corp.(a)	3,230	323,032
		874,358
BUILDING PRODUCTS (0.8%)
AAON, Inc.	4,672	132,451
American Woodmark Corp.(a)	400	12,004
Apogee Enterprises, Inc.	2,280	72,435
Comfort Systems USA, Inc.	1,710	25,650
Eagle Materials, Inc.	2,620	218,325
Griffon Corp.	13,530	143,959
Lennox International, Inc.	1,520	127,422
Quanex Building Products Corp.	3,875	73,005
Simpson Manufacturing Co., Inc.	1,280	41,971
Universal Forest Products, Inc.	3,330	168,132
		1,015,354
CAPITAL MARKETS (1.6%)
Eaton Vance Corp.	4,360	157,265
Evercore Partners, Inc.	2,920	156,015
Federated Investors, Inc., Class B	3,190	91,043
Financial Engines, Inc.	2,830	125,227
FXCM, Inc.	1,570	24,304
HFF, Inc., Class A	6,200	210,800
Investment Technology Group, Inc.(a)	1,570	32,405
Janus Capital Group, Inc.	10,230	124,090
Piper Jaffray Cos., Inc.(a)	3,580	157,019
Raymond James Financial, Inc.	4,390	218,183
SEI Investments Co.	4,800	155,424
SWS Group, Inc.(a)	9,965	73,841
Virtus Investment Partners, Inc.(a)	1,029	190,355
Waddell & Reed Financial, Inc., Class A	4,410	297,454
		2,013,425
CHEMICALS (2.4%)
A. Schulman, Inc.	3,950	141,884
Albemarle Corp.	2,880	193,075
American Vanguard Corp.	4,260	75,871
Ashland, Inc.	3,390	327,474
Balchem Corp.	1,765	109,342
Cabot Corp.	3,450	199,410
Cytec Industries, Inc.	1,240	118,197
Flotek Industries, Inc.(a)	6,050	169,460
FutureFuel Corp.	470	9,433
H.B. Fuller Co.	3,110	144,086
Hawkins, Inc.	220	7,964
Innophos Holdings, Inc.	790	44,588
Intrepid Potash, Inc.(a)	2,230	36,349

	Shares	Value
Kraton Performance Polymers, Inc.(a)	3,330	$86,746
Mineral Technologies, Inc.	1,290	76,742
NewMarket Corp.	342	127,333
Olin Corp.	5,770	162,137
Om Group, Inc.	2,370	69,417
PolyOne Corp.	3,530	132,269
Quaker Chemical Corp.	420	31,261
RPM International, Inc.	4,650	198,369
Sensient Technologies Corp.	1,860	100,533
Stepan Co.	1,300	75,179
The Scotts Miracle-Gro Co., Class A	1,580	96,712
Valspar Corp.	2,800	204,512
Zep, Inc.	4,275	73,915
		3,012,258
COMMERCIAL SERVICES & SUPPLIES (3.7%)
ABM Industries, Inc.	6,990	189,359
Brady Corp., Class A	1,480	38,169
CDI Corp.	11,850	181,542
Clean Harbors, Inc.(a)	2,020	121,200
Copart, Inc.(a)	5,530	200,573
Corrections Corp. of America	4,338	142,286
Darling International, Inc.(a)	6,150	123,061
Deluxe Corp.	2,660	146,167
Exponent, Inc.	420	29,576
Forrester Research, Inc.	530	18,778
FTI Consulting, Inc.(a)	1,580	54,194
G & K Services, Inc., Class A	740	39,176
Healthcare Services Group, Inc.	2,792	81,247
Heartland Payment Systems, Inc.	1,370	56,088
Heidrick & Struggles International, Inc.	4,990	94,061
Herman Miller, Inc.	2,130	65,668
Higher One Holdings, Inc.(a)	1,570	9,404
HMS Holdings Corp.(a)	3,150	50,935
HNI Corp.	3,150	110,974
Interface, Inc.	2,160	38,858
Kelly Services, Inc., Class A	9,450	199,017
Korn/Ferry International, Inc.(a)	3,540	102,837
Leidos Holdings, Inc.	5,940	221,206
Manpower, Inc.	4,140	336,748
Mobile Mini, Inc.	2,500	110,450
Monro Muffler Brake, Inc.	1,085	61,194
Monster Worldwide, Inc.(a)	25,690	177,004
MSA Safety, Inc.	1,170	61,718
Navigant Consulting, Inc.(a)	2,470	41,496
On Assignment, Inc.(a)	7,730	270,550
R.R. Donnelley & Sons Co.	8,250	145,200
Resources Connection, Inc.	3,590	48,860
Rollins, Inc.	2,470	74,298
TeleTech Holdings, Inc.(a)	1,190	28,715
Tetra Tech, Inc.(a)	2,440	69,955
The Brink's Co.	4,700	119,568
The Corporate Executive Board Co.	2,980	205,680
The Geo Group, Inc.	2,773	92,979
TrueBlue, Inc.(a)	1,650	44,138

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Stationers, Inc.	4,360	$163,631
Viad Corp.	4,390	101,190
Waste Connections, Inc.	4,502	201,059
		4,668,809
COMMUNICATIONS EQUIPMENT (1.6%)
ADTRAN, Inc.	2,120	47,552
Arris Group, Inc.(a)	4,319	112,683
Bel Fuse, Inc.	4,600	100,096
Belden CDT, Inc.	2,720	200,763
Black Box Corp.	8,240	175,182
CalAmp Corp.(a)	9,480	168,270
Ciena Corp.(a)	6,250	123,562
Comtech Telecommunications Corp.	650	20,638
Digi International, Inc.(a)	4,640	41,110
Dycom Industries, Inc.(a)	6,840	214,776
Harmonic, Inc.(a)	16,540	116,276
InterDigital, Inc.	1,510	52,427
Ixia(a)	2,410	29,932
JDS Uniphase Corp.(a)	7,670	97,179
NETGEAR, Inc.(a)	3,430	110,789
Oplink Communications, Inc.(a)	4,110	70,445
PCTEL, Inc.	750	6,188
Plantronics, Inc.	1,460	63,612
Polycom, Inc.(a)	5,770	70,971
Procera Networks, Inc.(a)	900	8,334
Riverbed Technology, Inc.(a)	5,779	112,402
ViaSat, Inc.(a)	1,460	93,747
		2,036,934
CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	9,760	316,419
Aegion Corp.(a)	6,480	165,175
EMCOR Group, Inc.	5,450	250,646
Granite Construction, Inc.	4,140	154,753
ITT Corp.	3,210	138,479
KBR, Inc.	7,510	190,529
Orion Marine Group, Inc.(a)	3,830	44,926
URS Corp.	7,160	337,379
		1,598,306
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,420	42,682
Martin Marietta Materials, Inc.	1,540	191,468
Texas Industries, Inc.(a)	750	65,025
		299,175
CONSUMER FINANCE (0.3%)
Cash America International, Inc.	5,790	252,155
First Cash Financial Services, Inc.(a)	1,790	87,298
Green Dot Corp., Class A(a)	870	15,112
World Acceptance Corp.(a)	390	28,314
		382,879
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,350	158,437
Greif, Inc., Class A	2,880	156,067
Myers Industries, Inc.	1,180	22,066

	Shares	Value
Packaging Corp. of America	4,700	$313,161
Rock-Tenn Co., Class A	2,460	235,200
Silgan Holdings, Inc.	1,740	86,565
Sonoco Products Co.	3,470	146,018
		1,117,514
DISTRIBUTORS (0.2%)
MWI Veterinary Supply, Inc.(a)	1,090	170,738
VOXX International Corp.(a)	12,320	144,760
		315,498
DIVERSIFIED CONSUMER SERVICES (1.2%)
American Public Education, Inc.(a)	2,220	76,812
Apollo Group, Inc., Class A(a)	5,800	167,388
Capella Education Co.	1,860	108,550
Career Education Corp.(a)	18,280	131,982
DeVry, Inc.	3,410	153,552
Hillenbrand, Inc.	4,520	137,408
Interval Leisure Group, Inc.	1,850	47,674
ITT Educational Services, Inc.(a)	705	19,035
Matthews International Corp., Class A	1,240	50,034
Nutrisystem, Inc.	1,240	18,600
Outerwall, Inc.(a)	730	50,626
Regis Corp.	10,070	132,320
Service Corp. International	9,560	179,441
Sotheby's	3,500	147,210
Strayer Education, Inc.(a)	452	19,269
Universal Technical Institute, Inc.	1,230	14,772
		1,454,673
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Affiliated Managers Group, Inc.(a)	2,078	411,860
BofI Holding, Inc.(a)	1,950	157,189
Calamos Asset Management, Inc., Class A	9,780	119,120
Cardtronics, Inc.(a)	3,530	118,184
CBOE Holdings, Inc.	4,560	243,322
CoreLogic, Inc.(a)	5,200	145,756
Encore Capital Group, Inc.(a)	3,690	159,482
EZCORP, Inc., Class A(a)	18,620	194,207
Greenhill & Co., Inc.	980	49,147
Interactive Brokers Group, Inc., Class A	2,360	56,404
MarketAxess Holdings, Inc.	3,160	170,261
MSCI, Inc., Class A(a)	5,520	223,781
Portfolio Recovery Associates, Inc.(a)	4,370	249,745
Provident Financial Services, Inc.	3,540	61,525
Stifel Financial Corp.(a)	2,225	104,063
Viewpoint Financial Group	1,540	40,148
		2,504,194
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	7,830	75,951
Atlantic Tele-Network, Inc.	1,450	85,796
Cincinnati Bell, Inc.(a)	11,010	36,884
General Communication, Inc., Class A(a)	1,510	15,764
Lumos Networks Corp.	2,840	37,516
NeuStar, Inc., Class A(a)	3,790	97,479
tw Telecom, Inc.(a)	5,640	173,092
		522,482

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,220	$63,147
Cleco Corp.	2,030	106,676
El Paso Electric Co.	1,460	55,217
Great Plains Energy, Inc.	8,731	234,253
Hawaiian Electric Industries, Inc.	5,970	143,220
IDACORP, Inc.	2,770	155,508
NorthWestern Corp.	2,350	113,693
UIL Holdings Corp.	3,020	110,925
UniSource Energy Corp.	1,680	100,901
Westar Energy, Inc.	6,420	230,350
		1,313,890
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	5,810	271,676
Acuity Brands, Inc.	1,450	180,627
AZZ, Inc.	2,060	89,445
Encore Wire Corp.	660	32,162
EnerSys	2,930	198,009
Franklin Electric Co., Inc.	1,400	54,138
General Cable Corp.	1,970	50,471
Hubbell, Inc., Class B	1,730	203,656
Powell Industries, Inc.	310	19,629
REGAL-BELOIT Corp.	2,380	177,857
Rofin-Sinar Technologies, Inc.(a)	2,940	65,268
Vicor Corp.(a)	910	7,608
Woodward, Inc.	2,140	95,936
		1,446,482
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Agilysys, Inc.(a)	740	9,280
Anixter International, Inc.	1,960	192,041
Arrow Electronics, Inc.(a)	7,130	404,627
Avnet, Inc.	9,550	411,891
Badger Meter, Inc.	520	25,766
Benchmark Electronics, Inc.(a)	9,320	216,038
Checkpoint Systems, Inc.(a)	1,700	21,709
Cognex Corp.(a)	4,640	159,755
Coherent, Inc.(a)	860	51,351
CTS Corp.	1,420	25,262
Daktronics, Inc.	8,350	108,717
DTS, Inc.(a)	650	12,097
Electro Scientific Industries, Inc.	1,040	8,819
ESCO Technologies, Inc.	860	28,741
FARO Technologies, Inc.(a)	1,820	72,618
II-VI, Inc.(a)	2,370	34,128
Ingram Micro, Inc.(a)	15,650	421,924
Insight Enterprises, Inc.(a)	8,360	218,363
Itron, Inc.(a)	2,570	97,660
Littelfuse, Inc.	690	62,480
Measurement Specialties, Inc.(a)	1,970	126,770
Mercury Computer Systems, Inc.(a)	5,390	75,244
Methode Electronics, Inc.	5,440	150,906

	Shares	Value
Mettler-Toledo International, Inc.(a)	944	$220,065
MTS Systems Corp.	1,390	89,613
National Instruments Corp.	3,285	89,713
Newport Corp.(a)	1,610	30,075
Park Electrochemical Corp.	490	13,063
Plexus Corp.(a)	3,250	136,240
Rogers Corp.(a)	660	39,613
Rovi Corp.(a)	3,773	84,100
Sanmina Corp.(a)	14,440	292,410
ScanSource, Inc.(a)	4,140	159,017
SYNNEX Corp.(a)	3,050	205,509
Tech Data Corp.(a)	5,720	357,443
Trimble Navigation, Ltd.(a)	10,350	397,751
TTM Technologies, Inc.(a)	14,650	115,589
Vishay Intertechnology, Inc.	14,160	201,355
		5,367,743
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Knowles Corp.(a)	2,710	75,690
Zebra Technologies Corp., Class A(a)	1,760	122,215
		197,905
ENERGY EQUIPMENT & SERVICES (3.0%)
Atwood Oceanics, Inc.(a)	2,240	111,014
Basic Energy Services, Inc.(a)	1,290	34,082
Bristow Group, Inc.	1,300	99,840
C&J Energy Services, Inc.(a)	7,540	226,652
CARBO Ceramics, Inc.	1,210	169,291
Dril-Quip, Inc.(a)	1,820	205,878
Era Group, Inc.(a)	5,290	151,029
Exterran Holdings, Inc.	5,080	218,542
Geospace Technologies Corp.(a)	1,110	64,524
Gulf Island Fabrication, Inc.	3,830	76,830
Helix Energy Solutions Group, Inc.(a)	3,870	93,035
ION Geophysical Corp.(a)	5,630	24,772
Matrix Service Co.(a)	10,840	335,715
Newpark Resources, Inc.(a)	13,020	156,761
Oceaneering International, Inc.	4,790	351,011
Patterson-UTI Energy, Inc.	11,150	362,709
Pioneer Energy Services Corp.(a)	18,750	280,688
SEACOR Holdings, Inc.(a)	1,110	92,563
Superior Energy Services, Inc.	11,180	368,046
TETRA Technologies, Inc.(a)	3,490	43,625
Tidewater, Inc.	3,150	160,430
Unit Corp.(a)	2,780	183,341
		3,810,378
FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	1,450	99,557
Spartan Stores, Inc.	8,284	178,437
SuperValu, Inc.(a)	15,530	108,555
Tesco Corp.(a)	9,370	187,400
United Natural Foods, Inc.(a)	2,650	182,930
		756,879

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.6%)
Annie's, Inc.(a)	620	$20,156
B&G Foods, Inc.	1,860	61,008
Calavo Growers, Inc.	490	15,234
Cal-Maine Foods, Inc.	570	33,989
Dean Foods Co.	10,830	171,547
Diamond Foods, Inc.(a)	840	25,679
Flowers Foods, Inc.	6,373	130,774
Hain Celestial Group, Inc.(a)	2,530	217,631
Ingredion, Inc.	3,580	252,211
J & J Snack Foods Corp.	450	42,120
Lancaster Colony Corp.	650	61,672
Post Holdings, Inc.(a)	2,455	128,298
Sanderson Farms, Inc.	1,780	146,441
Seneca Foods Corp., Class A(a)	7,320	207,888
Snyders-Lance, Inc.	1,860	49,402
The Hillshire Brands Co.	4,470	159,356
Tootsie Roll Industries, Inc.	1,034	29,148
TreeHouse Foods, Inc.(a)	1,360	101,782
Whitewave Foods Co., Class A(a)	6,060	167,801
		2,022,137
GAS UTILITIES (1.5%)
Atmos Energy Corp.	4,630	236,315
Energen Corp.	2,530	197,112
National Fuel Gas Co.	2,970	218,711
New Jersey Resources Corp.	3,230	160,628
Northwest Natural Gas Co.	840	37,187
One Gas, Inc.	2,030	74,257
Piedmont Natural Gas Co., Inc.	2,670	95,559
Questar Corp.	6,930	168,260
South Jersey Industries, Inc.	1,110	63,770
Southwest Gas Corp.	1,620	89,116
The Laclede Group, Inc.	2,170	102,880
UGI Corp.	6,370	297,415
WGL Holdings, Inc.	3,250	129,318
		1,870,528
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Abaxis, Inc.(a)	870	35,331
ABIOMED, Inc.(a)	7,250	171,752
Align Technology, Inc.(a)	4,510	227,259
Allscripts Healthcare Solutions, Inc.(a)	6,076	92,477
Analogic Corp.	460	34,537
Anika Therapeutics, Inc.(a)	4,310	184,209
Bio-Rad Laboratories, Inc., Class A(a)	640	78,854
Cantel Medical Corp.	4,777	158,405
CONMED Corp.	1,300	60,229
Cyberonics, Inc.(a)	910	53,836
Cynosure, Inc.(a)	840	20,614
Greatbatch, Inc.(a)	1,010	46,490
Haemonetics Corp.(a)	2,190	66,488
Hanger Orthopedic Group, Inc.(a)	1,670	57,899
Hill-Rom Holdings, Inc.	2,310	86,302
Hologic, Inc.(a)	9,760	204,814

	Shares	Value
ICU Medical, Inc.(a)	590	$32,910
IDEXX Laboratories, Inc.(a)	1,800	227,592
Integra LifeSciences Holdings Corp.(a)	960	43,757
Invacare Corp.	5,860	92,588
Masimo Corp.(a)	2,060	55,126
Meridian Bioscience, Inc.	1,810	36,146
Merit Medical Systems, Inc.(a)	1,625	20,914
Natus Medical, Inc.(a)	6,950	172,568
NuVasive, Inc.(a)	3,800	128,098
OSI Systems, Inc.(a)	710	39,625
ResMed, Inc.	5,120	255,232
Sirona Dental Systems, Inc.(a)	2,000	150,440
STERIS Corp.	2,270	109,073
SurModics, Inc.(a)	3,150	68,544
Symmetry Medical, Inc.(a)	2,490	20,567
Thoratec Corp.(a)	2,220	72,772
West Pharmaceutical Services, Inc.	3,700	160,506
		3,265,954
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Air Methods Corp.(a)	2,510	139,732
Almost Family, Inc.(a)	4,010	86,095
Amedisys, Inc.(a)	1,529	20,840
AMN Healthcare Services, Inc.(a)	5,210	65,021
AmSurg Corp.(a)	1,690	73,194
Bio-Reference Laboratories, Inc.(a)	1,190	30,226
Centene Corp.(a)	3,830	254,312
Chemed Corp.	720	59,954
CorVel Corp.(a)	2,780	126,601
Cross Country Healthcare, Inc.(a)	16,290	115,496
CryoLife, Inc.	9,920	90,073
Gentiva Health Services, Inc.(a)	1,630	12,274
Health Net, Inc.(a)	8,470	290,775
Healthways, Inc.(a)	4,700	84,600
Henry Schein, Inc.(a)	3,180	363,251
IPC The Hospitalist Co.(a)	2,180	88,290
Kindred Healthcare, Inc.	9,482	237,998
Landauer, Inc.	490	21,188
LHC Group, Inc.(a)	5,150	107,017
Magellan Health Services, Inc.(a)	3,550	204,906
Medifast, Inc.(a)	620	19,623
Molina Healthcare, Inc.(a)	5,275	197,285
Omnicare, Inc.	3,980	235,895
Owens & Minor, Inc.	6,205	208,116
PharMerica Corp.(a)	8,150	221,598
The Ensign Group, Inc.	1,160	49,300
VCA Antech, Inc.(a)	3,790	116,088
WellCare Group, Inc.(a)	3,440	232,097
		3,751,845
HEALTH CARE TECHNOLOGY (0.3%)
Computer Programs & Systems, Inc.	430	27,146
Healthstream, Inc.(a)	1,970	44,620
Medidata Solutions, Inc.(a)	3,730	135,436
Omnicell, Inc.(a)	6,560	173,709
		380,911

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.7%)
Biglari Holdings, Inc.(a)	221	$94,813
Bob Evans Farms, Inc.	1,140	53,432
Brinker International, Inc.	4,110	201,965
Cracker Barrel Old Country Store, Inc.	890	84,319
DineEquity, Inc.	630	47,760
Domino's Pizza, Inc.	2,660	197,851
International Speedway Corp., Class A	1,240	38,986
Jack in the Box, Inc.(a)	1,780	95,301
Life Time Fitness, Inc.(a)	1,690	81,120
Marcus Corp.	6,390	106,905
Marriott Vacations Worldwide Corp.(a)	1,230	67,010
Panera Bread Co., Class A(a)	915	139,968
Papa John's International, Inc.	2,730	119,738
Red Robin Gourmet Burgers, Inc.(a)	1,920	130,522
Ruby Tuesday, Inc.(a)	17,540	135,233
Sonic Corp.(a)	5,130	97,675
Texas Roadhouse, Inc., Class A	4,300	106,382
The Cheesecake Factory, Inc.	2,040	91,576
The Wendy's Co.	25,220	209,578
		2,100,134
HOUSEHOLD DURABLES (2.0%)
Ethan Allen Interiors, Inc.	1,010	24,523
Fortune Brands Home & Security, Inc.	7,330	292,100
iRobot Corp.(a)	1,080	36,180
Jarden Corp.(a)	5,925	338,614
KB HOME	3,210	52,997
La-Z-Boy, Inc.	4,430	107,339
M.D.C. Holdings, Inc.	5,140	141,864
M/I Homes, Inc.(a)	7,630	169,920
Meritage Homes Corp.(a)	2,660	102,623
National Presto Industries, Inc.	720	52,027
NVR, Inc.(a)	131	141,087
Ryland Group, Inc.	1,810	69,486
Standard Pacific Corp.(a)	10,580	84,534
Tempur-Pedic International, Inc.(a)	5,250	263,445
Toll Brothers, Inc.(a)	9,570	327,677
Tupperware Corp.	1,760	149,442
Universal Electronics, Inc.(a)	3,450	128,857
		2,482,715
HOUSEHOLD PRODUCTS (0.8%)
Central Garden & Pet Co., Class A(a)	28,900	239,003
Church & Dwight Co., Inc.	4,970	342,980
Energizer Holdings, Inc.	2,210	246,835
Inter Parfums, Inc.	3,820	139,774
WD-40 Co.	510	37,148
		1,005,740

	Shares	Value
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,210	$181,773
Koppers Holdings, Inc.	730	31,171
LSB Industries, Inc.(a)	680	25,969
Standex International Corp.	490	29,091
Teleflex, Inc.	1,490	152,114
Tredegar Industries, Inc.	910	18,937
		439,055
INSURANCE (5.0%)
Alleghany Corp.(a)	733	299,049
American Financial Group, Inc.	4,610	269,362
Amerisafe, Inc.	670	28,575
Arthur J. Gallagher & Co.	4,560	205,291
Aspen Insurance Holdings, Ltd.	5,740	262,777
Brown & Brown, Inc.	4,370	130,139
eHealth, Inc.(a)	2,010	84,199
Employers Holdings, Inc.	5,750	117,012
Everest Re Group, Ltd.	2,170	342,925
Fidelity National Financial, Inc., Class A	13,083	421,011
First American Financial Corp.	9,720	258,552
HCC Insurance Holdings, Inc.	4,990	229,241
HCI Group, Inc.	4,820	186,438
Horace Mann Educators Corp.	4,830	145,238
Infinity Property & Casualty Corp.	2,110	135,399
Kemper Corp.	4,920	193,897
Meadowbrook Insurance Group, Inc.	15,360	86,016
Mercury General Corp.	2,460	117,736
Old Republic International Corp.	16,770	277,711
Primerica, Inc.	1,930	88,568
ProAssurance Corp.	3,090	140,348
Protective Life Corp.	5,570	284,906
Reinsurance Group of America	5,140	394,289
Renaissancere Holdings, Ltd.	1,510	152,827
RLI Corp.	1,220	52,533
Safety Insurance Group, Inc.	1,830	98,289
Selective Insurance Group, Inc.	5,530	126,858
StanCorp Financial Group, Inc.	2,990	182,689
Stewart Information Services Corp.	7,310	222,955
The Hanover Insurance Group, Inc.	4,290	250,751
The Navigators Group, Inc.(a)	2,330	132,740
Tower Group International, Ltd.	6,950	17,097
United Fire Group, Inc.	5,200	144,664
Universal Insurance Holdings, Inc.	140	2,048
W.R. Berkley Corp.	6,120	270,749
		6,352,879
INTERNET & CATALOG RETAIL (0.2%)
FTD Cos., Inc.(a)	700	21,238
HSN, Inc.	1,220	70,809
XO Group, Inc.(a)	15,870	168,539
		260,586

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
INTERNET SOFTWARE & SERVICES (1.9%)
AOL, Inc.(a)	2,820	$120,724
Blucora, Inc.(a)	8,210	158,042
Blue Nile, Inc.(a)	450	15,628
Bottomline Technologies, Inc.(a)	1,280	40,499
comScore, Inc.(a)	2,470	77,385
Concur Technologies, Inc.(a)	2,320	186,690
Conversant, Inc.(a)	4,990	121,956
DealerTrack Holdings, Inc.(a)	4,820	220,226
Dice Holdings, Inc.(a)	4,010	30,676
Digital River, Inc.(a)	1,510	23,088
Equinix, Inc.(a)	1,689	317,211
j2 Global, Inc.	3,960	183,586
Liquidity Services, Inc.(a)	990	17,078
LivePerson, Inc.(a)	2,110	20,889
Microstrategy, Inc., Class A(a)	290	35,215
Nic, Inc.	5,460	100,136
OpenTable, Inc.(a)	2,610	175,288
Perficient, Inc.(a)	7,750	141,593
PetMed Express, Inc.	940	12,305
QuinStreet, Inc.(a)	2,000	12,200
Rackspace Hosting, Inc.(a)	4,040	117,241
Stamps.com, Inc.(a)	2,910	101,006
TIBCO Software, Inc.(a)	5,440	106,787
		2,335,449
IT SERVICES (2.3%)
Acxiom Corp.(a)	4,060	114,654
Broadridge Financial Solutions, Inc.	5,310	203,585
CACI International, Inc., Class A(a)	3,140	218,701
Ciber, Inc.(a)	46,300	200,016
Convergys Corp.	5,890	126,871
CSG Systems International, Inc.	1,380	36,377
DST Systems, Inc.	1,010	93,112
ExlService Holdings, Inc.(a)	1,350	38,198
Gartner, Inc.(a)	3,240	223,366
iGATE Corp.(a)	5,630	206,058
LogMeIn, Inc.(a)	2,780	126,351
ManTech International Corp., Class A	8,510	253,853
MAXIMUS, Inc.	3,740	159,212
Science Applications International Corp.	4,850	189,150
Sykes Enterprises, Inc.(a)	1,820	36,018
Synchronoss Technologies, Inc.(a)	4,570	139,111
VeriFone Systems, Inc.(a)	3,860	129,078
Virtusa Corp.(a)	5,270	173,752
Wex, Inc.(a)	2,240	214,973
		2,882,436
LEISURE PRODUCTS (1.0%)
Arctic Cat, Inc.	3,120	127,577
Brunswick Corp.	4,630	186,079
Callaway Golf Co.	4,510	39,282
JAKKS Pacific, Inc.	10,980	96,185
MarineMax, Inc.(a)	11,030	177,142
Polaris Industries, Inc.	3,070	412,393

	Shares	Value
Pool Corp.	1,640	$96,793
Sturm Ruger & Co., Inc.	1,780	114,543
		1,249,994
LIFE SCIENCES TOOLS AND SERVICES (0.6%)
Affymetrix, Inc.(a)	3,120	23,182
Cambrex Corp.(a)	8,910	182,566
Charles River Laboratories International, Inc.(a)	2,820	151,490
Covance, Inc.(a)	2,540	224,231
Luminex Corp.(a)	1,640	31,504
PAREXEL International Corp.(a)	2,110	95,689
Techne Corp.	1,180	105,386
		814,048
MACHINERY (4.0%)
3D Systems Corp.(a)	5,570	263,684
Actuant Corp., Class A	2,720	92,099
AGCO Corp.	5,570	310,249
Albany International Corp., Class A	1,110	39,938
Applied Industrial Technologies, Inc.	1,380	66,129
Astec Industries, Inc.	2,450	97,877
Barnes Group, Inc.	1,750	67,410
Briggs & Stratton Corp.	4,880	104,286
CIRCOR International, Inc.	1,860	151,051
CLARCOR, Inc.	1,760	101,658
Crane Co.	1,760	128,005
Donaldson Co., Inc.	4,520	190,247
EnPro Industries, Inc.(a)	760	54,120
Federal Signal Corp.(a)	11,690	177,454
Graco, Inc.	3,070	222,575
Harsco Corp.	2,780	66,525
IDEX Corp.	3,680	274,418
Intevac, Inc.(a)	1,720	13,846
John Bean Technologies Corp.	1,175	34,063
Kennametal, Inc.	2,780	129,909
Lincoln Electric Holdings, Inc.	3,640	243,188
Lindsay Manufacturing Co.	440	38,777
Lydall, Inc.(a)	860	20,133
Mueller Industries, Inc.	3,740	108,236
Nordson Corp.	2,070	153,904
Oshkosh Truck Corp.	5,050	280,325
SPX Corp.	1,520	154,797
Tennant Co.	640	40,826
Terex Corp.	6,420	277,922
The Timken Co.	2,810	177,255
Titan International, Inc.	11,190	195,937
Toro Co.	1,980	125,809
Trinity Industries, Inc.	5,640	423,338
Valmont Industries, Inc.	870	129,552
Watts Water Technologies, Inc.	1,040	55,328
		5,010,870
MARINE (0.5%)
Huntington Ingalls Industries, Inc.	1,690	174,070
Kirby Corp.(a)	3,290	331,040
Matson, Inc.	3,330	78,888
		583,998

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (0.8%)
Cinemark Holdings, Inc.	4,060	$120,257
DreamWorks Animation SKG, Inc., Class A(a)	3,660	87,950
Harte-Hanks, Inc.	2,660	21,386
Lamar Advertising Co., Class A(a)	2,430	121,306
Live Nation, Inc.(a)	5,492	114,673
Meredith Corp.	1,330	58,613
Scholastic Corp.	5,620	184,954
Sizmek, Inc.(a)	4,420	42,344
The E.W. Scripps Co., Class A(a)	6,510	111,516
The New York Times Co., Class A	5,210	83,777
Wiley John And Sons, Class A	1,710	98,257
		1,045,033
METALS & MINING (2.4%)
A.M. Castle & Co.(a)	9,200	112,976
AK Steel Holding Corp.(a)	5,850	40,950
AMCOL International Corp.	850	38,972
Carpenter Technology Corp.	1,880	118,064
Century Aluminum Co.(a)	13,430	184,662
Cliffs Natural Resources, Inc.	4,350	77,082
Commercial Metals Co.	11,360	218,112
Compass Minerals International, Inc.	1,130	103,508
Gibraltar Industries, Inc.(a)	5,450	93,086
Globe Specialty Metals, Inc.	2,640	51,163
Haynes International, Inc.	390	20,690
Kaiser Aluminum Corp.	2,120	149,248
Materion Corp.	5,560	187,094
Olympic Steel, Inc.	6,380	168,177
Reliance Steel & Aluminum Co.	4,170	295,319
Royal Gold, Inc.	2,270	150,274
RTI International Metals, Inc.(a)	1,040	29,286
Steel Dynamics, Inc.	14,380	262,723
Stillwater Mining Co.(a)	4,020	63,436
SunCoke Energy, Inc.(a)	2,960	61,775
US Silica Holdings, Inc.	10,750	485,578
Worthington Industries, Inc.	4,060	149,408
		3,061,583
MULTILINE RETAIL (0.5%)
Big Lots, Inc.(a)	5,970	235,815
Fred's, Inc.	9,740	177,463
J.C. Penney Co., Inc.(a)	15,740	134,105
The Andersons, Inc.	1,035	64,470
Tuesday Morning Corp.(a)	1,560	21,809
		633,662
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	4,010	234,505
Avista Corp.	4,680	150,462
Black Hills Corp.	1,620	93,555
MDU Resources Group, Inc.	6,890	244,044
OGE Energy Corp.	6,830	254,964
PNM Resources, Inc.	5,980	165,526
Vectren Corp.	3,150	127,795
		1,270,851

	Shares	Value
OIL, GAS & CONSUMABLE FUELS (3.6%)
Alpha Natural Resources, Inc.(a)	18,240	$78,432
Approach Resources, Inc.(a)	1,200	24,900
Arch Coal, Inc.	21,860	100,119
Bill Barrett Corp.(a)	1,960	46,413
Carrizo Oil & Gas, Inc.(a)	5,810	319,666
Cimarex Energy Co.	2,970	353,786
Cloud Peak Energy, Inc.(a)	9,830	193,553
Comstock Resources, Inc.	1,740	48,372
Contango Oil & Gas Co.(a)	550	26,422
Dresser-Rand Group, Inc.(a)	2,740	165,606
Forest Oil Corp.(a)	4,290	7,979
Green Plains Renewable Energy, Inc.	12,460	372,554
Gulfport Energy Corp.(a)	3,750	276,263
HollyFrontier Corp.	10,338	543,676
Hornbeck Offshore Services, Inc.(a)	1,250	51,788
Northern Oil & Gas, Inc.(a)	8,480	130,846
Oil States International, Inc.(a)	2,710	263,249
PDC Energy, Inc.(a)	1,260	80,224
Penn Virginia Corp.(a)	1,910	31,782
PetroQuest Energy, Inc.(a)	3,140	18,903
Rosetta Resources, Inc.(a)	4,220	199,775
SM Energy Co.	4,030	298,744
Stone Energy Corp.(a)	6,260	307,053
Swift Energy Co.(a)	11,600	143,028
World Fuel Services Corp.	6,210	282,803
WPX Energy, Inc.(a)	8,480	180,454
		4,546,390
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	5,220	130,605
Clearwater Paper Corp.(a)	1,840	112,958
Deltic Timber Corp.	360	21,870
Domtar Corp.	2,740	255,806
KapStone Paper & Packaging Corp.(a)	8,860	233,727
Louisiana-Pacific Corp.(a)	5,290	86,703
Neenah Paper, Inc.	1,460	73,540
P. H. Glatfelter & Co.	3,910	99,783
Wausau-Mosinee Paper Corp.	2,740	32,770
		1,047,762
PERSONAL PRODUCTS (0.2%)
Blyth, Inc.	594	5,566
Helen of Troy, Ltd.(a)	970	60,819
Prestige Brands Holdings, Inc.(a)	5,360	179,667
		246,052
PHARMACEUTICALS (1.8%)
Akorn, Inc.(a)	12,430	313,484
Cubist Pharmaceuticals, Inc.(a)	3,630	254,318
ENDO International PLC(a)	7,170	451,316
Impax Laboratories, Inc.(a)	2,570	67,205
Mallinckrodt PLC(a)	2,110	150,295
Questcor Pharmaceuticals, Inc.	5,720	470,070
Salix Pharmaceutical, Ltd.(a)	4,360	479,600
The Medicines Co.(a)	4,850	129,010
		2,315,298

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PROFESSIONAL SERVICES (0.4%)
Insperity, Inc.	3,250	$104,195
Towers Watson & Co., Class A	2,930	328,805
WageWorks, Inc.(a)	1,060	44,912
		477,912
REAL ESTATE INVESTMENT TRUST (5.3%)
Acadia Realty Trust	2,257	61,232
Agree Realty Corp.	310	9,260
Alexandria Real Estate Equities, Inc.	2,710	200,052
American Assets Trust, Inc.	1,110	37,684
American Campus Communities, Inc.	3,880	148,216
Associated Estates Realty CP	1,280	21,478
BioMed Realty Trust, Inc.	5,700	119,130
Camden Property Trust	3,130	214,374
Capstead Mortgage Corp.	6,990	89,332
Cedar Shopping Centers, Inc.	5,940	36,769
Coresite Realty Corp.	4,720	143,582
Corporate Office Properties Trust	3,370	90,147
Cousins Properties, Inc.	5,215	60,650
DiamondRock Hospitality Co.	7,410	90,921
Duke Realty Corp.	10,230	179,230
EastGroup Properties, Inc.	1,130	71,472
EPR Properties	1,910	102,395
Equity One, Inc.	1,850	41,681
Essex Property Trust, Inc.	831	143,979
Extra Space Storage, Inc.	4,070	212,983
Federal Realty Investment Trust	2,230	262,114
Franklin Street Properties Corp.	3,250	39,585
Getty Realty Corp.	810	15,325
Government Properties Income Trust	1,360	34,612
Healthcare Realty Trust, Inc.	2,800	70,420
Highwood Properties, Inc.	3,050	123,068
Home Properties, Inc.	2,170	133,672
Hospitality Properties Trust	5,000	150,250
Inland Real Estate Corp.	4,470	46,712
Kilroy Realty Corp.	2,960	176,327
Kite Realty Group Trust	6,380	39,556
LaSalle Hotel Properties	3,550	117,434
Lexington Corp. Properties Trust	6,935	74,621
Liberty Property Trust	5,160	193,500
LTC Properties, Inc.	1,060	40,948
Mack-Cali Realty Corp.	3,380	68,851
Medical Properties Trust, Inc.	6,080	82,080
Mid-America Apartment Communities, Inc.	2,796	194,741
National Retail Properties, Inc.	4,220	144,029
OMEGA Healthcare Investors, Inc.	5,480	190,594
Parkway Properties, Inc.	1,990	37,531
Pennsylvania Real Estate Investment Trust	2,200	36,410
Post Properties, Inc.	2,010	100,922
Potlatch Corp.	1,430	54,669
PS Business Parks, Inc.	700	60,039
Rayonier, Inc.	4,390	197,989
Realty Income Corp.	7,300	317,185
Regency Centers Corp.	3,240	169,873
Sabra Healthcare REIT, Inc.	6,080	182,218
Saul Centers, Inc.	480	22,027

	Shares	Value
Senior Housing Properties Trust	6,050	$141,994
SL Green Realty Corp.	3,280	343,449
Sovran Self Storage, Inc.	1,160	88,044
Tanger Factory Outlet Center	3,240	115,603
Taubman Centers, Inc.	2,350	171,174
UDR, Inc.	8,321	215,181
Universal Health Realty Income Trust	470	19,942
Urstadt Biddle Properties, Inc., Class A	1,160	23,676
Weingarten Realty Investors	4,310	134,472
		6,705,404
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Alexander & Baldwin, Inc.	2,550	95,140
Forestar Group, Inc.(a)	9,590	163,510
Jones Lang LaSalle, Inc.	1,500	173,835
		432,485
ROAD & RAIL (1.5%)
Arkansas Best Corp.	890	35,084
Atmel Corp.(a)	17,050	132,478
Con-way, Inc.	2,100	89,208
Genesee & Wyoming, Inc., Class A(a)	2,390	236,634
Heartland Express, Inc.	2,563	55,771
J.B. Hunt Transport Services, Inc.	3,720	283,092
Knight Transportation, Inc.	2,960	70,241
Landstar System, Inc.	1,610	101,414
Old Dominion Freight Line, Inc.(a)	4,240	257,071
Roadrunner Transportation System, Inc.(a)	530	13,054
Saia, Inc.(a)	6,050	249,078
Wabtec Corp.	4,850	361,568
Werner Enterprises, Inc.	2,600	66,560
		1,951,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Energy Industries, Inc.(a)	4,890	106,993
Advanced Micro Devices, Inc.(a)	18,210	74,479
Brooks Automation, Inc.	8,170	83,579
Cabot Microelectronics Corp.(a)	770	33,395
CEVA, Inc.(a)	810	13,146
Cirrus Logic, Inc.(a)	2,370	52,851
Cohu, Inc.	1,660	17,098
Cree, Inc.(a)	5,310	250,473
Cypress Semiconductor Corp.	5,000	47,350
Diodes, Inc.(a)	3,200	84,384
DSP Group, Inc.(a)	1,940	15,442
Entropic Communications, Inc.(a)	5,940	21,919
Exar Corp.(a)	2,300	24,886
Fairchild Semiconductor International, Inc.(a)	7,520	95,730
FEI Co.	2,070	164,606
GT Advanced Technologies, Inc.(a)	5,060	84,047
Hittite Microwave Corp.	1,080	64,109
Integrated Device Technology, Inc.(a)	6,170	72,004
International Rectifier Corp.(a)	2,330	60,673
Intersil Corp., Class A	5,270	65,032
Kopin Corp.(a)	6,100	19,886
Kulicke & Soffa Industries, Inc.(a)	7,370	108,413
Micrel, Inc.	2,500	24,900

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Microsemi Corp.(a)	3,620	$85,142
MKS Instruments, Inc.	1,440	40,536
Monolithic Power Systems, Inc.(a)	1,270	47,117
Nanometrics, Inc.(a)	970	15,772
Pericom Semiconductor Corp.(a)	2,170	17,512
Power Integrations, Inc.	1,030	48,647
QLogic Corp.(a)	4,280	49,562
RF Micro Devices, Inc.(a)	12,820	108,201
Rubicon Technology, Inc.(a)	830	8,408
Rudolph Technologies, Inc.(a)	6,750	61,493
Semtech Corp.(a)	2,650	63,547
Sigma Designs, Inc.(a)	3,240	12,215
Silicon Laboratories, Inc.(a)	1,340	60,233
Skyworks Solutions, Inc.(a)	6,640	272,572
SunEdison, Inc.(a)	8,440	162,301
Teradyne, Inc.(a)	6,120	108,140
Tessera Technologies, Inc.	1,970	43,202
TriQuint Semiconductor, Inc.(a)	6,900	97,842
Ultratech, Inc.(a)	1,020	27,152
Veeco Instruments, Inc.(a)	1,400	51,758
		2,966,747
SOFTWARE (2.8%)
ACI Worldwide, Inc.(a)	2,860	163,449
Advent Software, Inc.	2,970	85,595
ANSYS, Inc.(a)	3,199	244,116
Blackbaud, Inc.	3,070	93,482
Cadence Design Systems, Inc.(a)	11,230	174,739
CommVault Systems, Inc.(a)	2,190	105,996
Compuware Corp.	6,720	69,619
Ebix, Inc.	4,610	72,746
EPIQ Systems, Inc.	1,695	21,679
FactSet Research Systems, Inc.	1,340	142,710
Fair Isaac Corp.	2,200	125,840
Fortinet, Inc.(a)	4,150	91,217
Informatica Corp.(a)	3,800	134,710
Interactive Intelligence Group, Inc.(a)	2,690	168,313
Jack Henry & Associates, Inc.	3,100	170,996
Manhattan Associates, Inc.(a)	6,840	215,665
Mentor Graphics Corp.	7,740	160,218
MICROS Systems, Inc.(a)	2,680	138,020
Monotype Imaging Holdings, Inc.	5,220	137,860
NetScout Systems, Inc.(a)	1,420	55,323
Progress Software Corp.(a)	2,030	43,564
PTC, Inc.(a)	6,990	247,236
Quality Systems, Inc.	1,600	23,632
Solarwinds, Inc.(a)	2,350	94,752
Solera Holdings, Inc.	2,460	159,359
Synopsys, Inc.(a)	5,390	202,772
Tangoe, Inc.(a)	1,140	17,146
Tyler Technologies, Inc.(a)	2,100	171,465
Vasco Data Security International, Inc.(a)	3,090	35,257
		3,567,476

	Shares	Value
SPECIALTY RETAIL (4.1%)
Aaron's, Inc.	4,710	$138,804
Abercrombie & Fitch Co., Class A	5,800	213,208
Advance Auto Parts, Inc.	2,490	302,012
Aeropostale, Inc.(a)	6,450	32,056
American Eagle Outfitters, Inc.	6,740	77,914
Ann, Inc.(a)	3,010	117,962
Ascena Retail Group, Inc.(a)	7,966	137,015
Barnes & Noble, Inc.(a)	1,610	26,404
Big 5 Sporting Goods Corp.	7,640	93,284
Cabela's, Inc.(a)	1,670	109,569
Cato Corp., Class A	910	25,926
Chico's FAS, Inc.	6,490	103,061
Children's Place Retail Stores, Inc.	1,960	94,080
Christopher & Banks Corp.(a)	9,930	61,963
CST Brands, Inc.	5,600	182,728
Dick's Sporting Goods, Inc.	3,680	193,789
Finish Line, Inc., Class A	3,137	86,362
Foot Locker, Inc.	6,560	305,237
Francesca's Holdings Corp.(a)	1,660	27,158
Genesco, Inc.(a)	1,800	137,466
Group 1 Automotive, Inc.	3,020	217,833
Guess?, Inc.	2,140	57,587
Haverty Furniture Cos., Inc.	790	20,177
Hibbett Sports, Inc.(a)	990	53,311
Jos. A. Bank Clothiers, Inc.(a)	1,053	67,971
Kirkland's, Inc.(a)	3,650	62,451
Lithia Motors, Inc., Class A	3,830	284,492
Lumber Liquidators Holdings, Inc.(a)	2,110	183,908
Men's Wearhouse, Inc.	1,650	78,177
Movado Group, Inc.	2,520	98,986
Murphy USA, Inc.(a)	4,050	172,125
Office Depot, Inc.(a)	19,296	78,921
Rent-A-Center, Inc.	5,790	169,126
Select Comfort Corp.(a)	2,090	38,456
Signet Jewelers, Ltd.	2,760	279,643
Sonic Automotive, Inc., Class A	6,500	158,210
Stage Stores, Inc.	7,532	144,464
Stein Mart, Inc.	7,560	94,500
The Pep Boys – Manny, Moe & Jack(a)	13,100	133,882
Vitamin Shoppe, Inc.(a)	1,130	54,104
Williams-Sonoma, Inc.	3,090	194,114
Zale Corp.(a)	1,310	28,021
Zumiez, Inc.(a)	760	18,582
		5,155,039
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
Diebold, Inc.	2,410	90,640
Electronics for Imaging, Inc.(a)	6,830	258,106
Lexmark International, Inc., Class A	5,290	227,470
NCR Corp.(a)	5,860	178,788
Super Micro Computer, Inc.(a)	6,810	138,652
Synaptics, Inc.(a)	3,110	193,286
		1,086,942

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Brown Shoe Co., Inc.	5,595	$131,986
Carter's, Inc.	2,430	178,994
Crocs, Inc.(a)	6,650	100,614
Deckers Outdoor Corp.(a)	2,990	236,061
G-III Apparel Group(a)	590	42,344
Hanesbrands, Inc.	4,380	359,554
Iconix Brand Group, Inc.(a)	4,990	212,075
Kate Spade & Co.(a)	4,300	149,511
Oxford Industries, Inc.	520	34,325
Perry Ellis International, Inc.(a)	14,200	214,420
Quiksilver, Inc.(a)	5,350	34,347
Skechers U.S.A., Inc., Class A(a)	1,420	58,206
Steven Madden, Ltd.(a)	4,287	152,660
The Buckle, Inc.	1,025	48,165
Under Armour, Inc., Class A(a)	8,240	402,854
UniFirst Corp.	460	44,270
Wolverine World Wide, Inc.	6,470	181,807
		2,582,193
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	9,360	124,113
Bank Mutual Corp.	4,850	29,197
Brookline Bancorp, Inc.	5,360	48,669
Dime Community Bancshares, Inc.	1,490	24,287
First Niagara Financial Group, Inc.	20,150	179,738
New York Community Bancorp, Inc.	19,310	297,567
Northwest Bancshares, Inc.	3,000	39,870
Oritani Financial Corp.	10,590	157,050
TrustCo Bank Corp. NY	3,990	26,374
Washington Federal, Inc.	7,920	170,914
Webster Financial Corp.	3,230	97,352
		1,195,131

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS (0.9%)
DXP Enterprises, Inc.(a)	1,910	$216,231
GATX Corp.	1,720	112,883
Kaman Corp., Class A	2,480	104,086
MSC Industrial Direct Co., Inc., Class A	1,620	147,517
United Rentals, Inc.(a)	4,730	443,816
Watsco, Inc.	890	91,590
		1,116,123
WATER UTILITIES (0.2%)
American States Water Co.	1,320	40,075
Aqua America, Inc.	6,012	150,841
Calgon Carbon Corp.(a)	2,170	43,465
		234,381
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Cbeyond, Inc.(a)	19,750	195,327
NTELOS Holding Corp.	750	10,343
Telephone & Data Systems, Inc.	9,820	267,006
USA Mobility, Inc.	5,630	96,442
		569,118
TOTAL COMMON STOCKS		125,790,701
MONEY MARKET FUND (0.3%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	403,748	403,748
TOTAL MONEY MARKET FUND		403,748
TOTAL INVESTMENTS (COST $93,851,468) 100.0%		126,194,449
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(49,435)
NET ASSETS 100.0%		$126,145,014
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2014.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.6%
Canada	18.0
Japan	7.8
Brazil	7.2
Taiwan	4.3
Netherlands	4.1
Germany	3.5
Spain	3.3
France	3.1
Hong Kong	3.0
Mexico	3.0
Switzerland	3.0
Australia	2.9
Republic of Korea (South)	2.7
China	2.0
India	1.8
Italy	1.4
United States	1.4
Ireland (Republic of)	1.3
Cayman Islands	1.3
Chile	0.9
South Africa	0.9
Norway	0.5
Colombia	0.5
Sweden	0.5
Finland	0.4
Luxembourg	0.2
Indonesia	0.2
Bermuda	0.2
Philippines	0.2
Russian Federation	0.2
Argentina	0.1
Belgium	0.1
Jersey	0.1
Portugal	0.1
Greece	0.0
Peru	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	7,790	$267,976
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	9,170	140,576
Ryanair Holdings PLC, Sponsored ADR(a)	3,570	190,924
		331,500
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A	5,000	489,950
AUTOMOBILES (2.9%)
Honda Motor Co. Ltd., Sponsored ADR	27,830	926,739
Toyota Motor Corp., Sponsored ADR	22,510	2,440,534
		3,367,273
BANKS (19.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	83,980	1,037,153
Banco Bradesco SA, Sponsored ADR	85,303	1,268,456
Banco de Chile, Sponsored ADR	2,002	154,895
Banco Santander Central Hispano SA, Sponsored ADR	169,404	1,687,264
Banco Santander Chile SA, Sponsored ADR	3,574	86,741
Bank of Ireland, Sponsored ADR(a)	9,820	169,100
Bank of Montreal	12,530	863,818
Bank of Nova Scotia	22,080	1,342,022
Barclays PLC, Sponsored ADR	54,440	931,468
Canadian Imperial Bank of Commerce	8,490	757,732
Credicorp Ltd.	1,435	214,174
HDFC Bank Ltd., Sponsored ADR	10,910	436,946
HSBC Holdings PLC, Sponsored ADR	58,358	2,993,143
ICICI Bank Ltd., Sponsored ADR	7,580	323,439
Itau Unibanco Banco Multiplo SA, Sponsored ADR	101,420	1,659,231
Lloyds Banking Group PLC, Sponsored ADR(a)	165,685	856,591
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	200,900	1,074,815
Mizuho Financial Group, Inc., Sponsored ADR	169,650	663,332
National Bank of Greece SA, Sponsored ADR(a)	3,860	15,131
Royal Bank of Canada	25,420	1,698,056
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	14,648	148,824
Shinhan Financial Group Co. Ltd., Sponsored ADR	19,970	870,692
The Toronto – Dominion Bank	33,190	1,596,107
Westpac Banking Corp., Sponsored ADR	47,665	1,558,169
		22,407,299

	Shares	Value
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	9,500	$862,315
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR	22,399	709,376
Deutsche Bank AG, Registered Shares	15,750	693,472
Nomura Holdings, Inc., Sponsored ADR	54,710	320,601
UBS AG, Registered Shares	54,823	1,146,349
		2,869,798
CHEMICALS (1.5%)
Agrium, Inc.	3,680	353,538
Potash Corp. of Saskatchewan, Inc.	14,755	533,541
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,130	67,947
Syngenta AG, Sponsored ADR	9,910	778,430
		1,733,456
COMMUNICATIONS EQUIPMENT (1.0%)
Alcatel-Lucent, Sponsored ADR	38,250	149,175
BlackBerry Ltd.(a)	6,470	49,560
Nokia Oyj, Sponsored ADR(a)	54,130	405,975
Telefonektiebolaget LM Ericsson, Sponsored ADR	47,350	567,727
		1,172,437
CONSTRUCTION MATERIALS (1.0%)
Cemex SA de CV, Sponsored ADR(a)	46,571	588,660
CRH PLC, Sponsored ADR	13,450	393,816
James Hardie Industries PLC, Sponsored ADR	1,980	126,997
		1,109,473
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	4,330	314,141
DISTRIBUTORS (0.5%)
CANON, Inc., Sponsored ADR	18,870	590,254
DIVERSIFIED CONSUMER SERVICES (1.4%)
Baidu, Inc., Sponsored ADR(a)	7,386	1,136,336
Reed Elsevier NV, Sponsored ADR	10,913	458,783
		1,595,119
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Bancolombia SA, Sponsored ADR	2,150	122,399
ING Groep NV, Sponsored ADR(a)	55,320	791,076
KB Financial Group, Inc., Sponsored ADR	16,220	556,833
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	102,300	813,285
		2,283,593

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
BCE, Inc.	17,185	$765,420
BT Group PLC, Sponsored ADR	13,800	864,846
China Unicom Ltd., Sponsored ADR	14,695	225,274
Nippon Telegraph & Telephone Corp., Sponsored ADR	24,610	685,143
Orange SA, Sponsored ADR	35,770	575,897
Portugal Telecom SGPS SA, Sponsored ADR	15,030	62,375
PT Telekomunikasi Indonesia, Sponsored ADR	7,300	289,810
Telecom Italia S.p.A., Sponsored ADR(a)	13,950	179,118
Telefonica Brasil SA, Sponsored ADR	9,211	195,273
Telefonica SA, Sponsored ADR	61,960	1,037,830
TELUS Corp.	13,460	474,734
		5,355,720
ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gerais, Sponsored ADR	15,155	114,269
CPFL Energia SA, Sponsored ADR	5,410	90,672
Enersis SA, Sponsored ADR	21,710	349,531
Korea Electric Power Corp., Sponsored ADR(a)	16,160	309,302
		863,774
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	35,270	843,659
NIDEC Corp., Sponsored ADR	24,320	343,155
		1,186,814
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Kyocera Corp., Sponsored ADR	6,120	288,497
LG Display Co. Ltd., Sponsored ADR(a)	11,940	158,921
		447,418
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,570	201,308
FOOD & STAPLES RETAILING (0.7%)
Cencosud SA, Sponsored ADR	10,150	102,109
Companhia Brasileira de Distribuicao Grupo, Sponsored ADR	4,660	221,630
Delhaize Group, Sponsored ADR	9,240	172,603
Tim Hortons, Inc.	6,160	338,122
		834,464
FOOD PRODUCTS (2.9%)
BRF-Brasil Foods SA, Sponsored ADR	29,790	673,254
Unilever NV, Sponsored NY Shares	36,250	1,552,225
Unilever PLC, Sponsored ADR	24,594	1,100,336
		3,325,815
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	11,080	242,652
Smith & Nephew PLC, Sponsored ADR	8,300	646,902
		889,554

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Catamaran Corp.(a)	4,480	$169,120
Fresenius Medical Care AG & Co., Sponsored ADR	11,480	394,338
Shire PLC, Sponsored ADR	5,210	894,817
		1,458,275
HOTELS, RESTAURANTS & LEISURE (0.4%)
Ctrip.com International Ltd, Sponsored ADR(a)	3,680	172,003
InterContinental Hotels Group PLC, Sponsored ADR	8,347	287,304
		459,307
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	16,409	524,432
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	4,240	186,857
INDUSTRIAL CONGLOMERATES (1.5%)
Siemens AG, Sponsored ADR	13,000	1,713,790
INSURANCE (3.1%)
Aegon NV, Sponsored NY Shares	29,170	268,947
Aviva PLC, Sponsored ADR	24,220	434,265
China Life Insurance Co. Ltd., Sponsored ADR	21,060	823,025
Manulife Financial Corp.	33,810	633,937
Prudential PLC, Sponsored ADR	21,090	974,147
Sun Life Financial, Inc.	14,020	474,437
		3,608,758
INTERNET SOFTWARE & SERVICES (0.3%)
NetEase, Inc., Sponsored ADR	2,360	160,692
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	2,310	194,918
		355,610
IT SERVICES (0.4%)
CGI Group, Inc., Class A(a)	5,550	200,189
Wipro Ltd., Sponsored ADR	20,220	241,831
		442,020
MACHINERY (0.2%)
Tata Motors Ltd., Sponsored ADR	5,070	189,719
MARINE (0.2%)
Carnival PLC, Sponsored ADR	4,980	198,752

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MEDIA (2.5%)
Grupo Televisa SA, Sponsored ADR	17,460	$572,863
Pearson PLC, Sponsored ADR	20,190	378,966
Reed Elsevier PLC, Sponsored ADR	9,507	562,244
Shaw Communications, Inc., Class B	13,370	323,955
Thomson Reuters Corp.	12,478	451,454
WPP PLC, Sponsored ADR	5,040	543,967
		2,833,449
METALS & MINING (7.2%)
Agnico-Eagle Mines Ltd.	2,090	61,780
AngloGold Ashanti Ltd., Sponsored ADR	8,870	160,547
ArcelorMittal, Sponsored NY Shares	13,740	223,275
Barrick Gold Corp.	15,170	265,020
BHP Billiton Ltd., Sponsored ADR	25,000	1,763,500
BHP Billiton PLC, Sponsored ADR	16,440	1,063,668
Cameco Corp.	7,330	156,056
Cia Vale Do Rio, Sponsored ADR	79,250	940,697
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	28,599
Compania de Minas Buenaventura SA, Sponsored ADR	2,000	26,000
Eldorado Gold Corp.	8,430	51,423
Gerdau SA, Sponsored ADR	33,690	202,477
Goldcorp, Inc.	11,097	274,318
Kinross Gold Corp.(a)	15,430	62,646
POSCO, Sponsored ADR	13,130	966,368
Randgold Resources Ltd., Sponsored ADR	1,410	112,899
Rio Tinto PLC, Sponsored ADR	18,602	1,009,902
Silver Wheaton Corp.	4,490	99,678
Southern Copper Corp.	3,793	114,321
Teck Resources Ltd.	5,943	135,322
Vale SA, Sponsored ADR	37,340	493,635
Yamana Gold, Inc.	9,050	67,694
		8,279,825
MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR	17,590	1,249,946
TransAlta Corp.	10,670	130,387
Veolia Environnement, Sponsored ADR	9,164	172,100
		1,552,433
OIL, GAS & CONSUMABLE FUELS (19.2%)
BP PLC, Sponsored ADR	47,980	2,428,747
Canadian Natural Resources Ltd.	18,520	755,060
Cenovus Energy, Inc.	14,810	440,894
China Petroleum & Chemical Corp., Sponsored ADR	10,926	970,994
CNOOC Ltd., Sponsored ADR	6,768	1,118,006
Ecopetrol SA, Sponsored ADR	11,140	417,639
Enbridge, Inc.	15,600	753,324

	Shares	Value
EnCana Corp.	12,740	$295,695
Enerplus Corp.	4,180	92,838
ENI S.p.A., Sponsored ADR	21,580	1,114,391
Imperial Oil Ltd.	6,950	339,160
Penn West Petroleum Ltd.	5,860	53,092
PetroChina Co. Ltd., Sponsored ADR	9,275	1,069,593
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,830	483,440
Petroleo Brasileiro SA, Sponsored ADR	85,090	1,259,332
Royal Dutch Shell PLC, Sponsored ADR	30,086	2,368,972
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,630	1,577,029
Sasol Ltd., Sponsored ADR	16,170	895,980
Statoil ASA, Sponsored ADR	18,627	567,565
Suncor Energy, Inc.	24,098	930,183
Talisman Energy, Inc.	15,640	161,561
Total SA, Sponsored ADR	36,810	2,622,344
TransCanada Corp.	14,670	684,062
Ultrapar Participacoes SA, Sponsored ADR	17,610	438,313
YPF Sociedad Anonima, Sponsored ADR	5,280	150,269
		21,988,483
PHARMACEUTICALS (0.7%)
Valeant Pharmaceuticals International, Inc.(a)	6,240	834,350
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.6%)
Brookfield Asset Management, Inc., Class A	16,062	675,568
ROAD & RAIL (1.4%)
Canadian National Railway Co.	17,280	1,012,090
Canadian Pacific Railway Ltd.	3,500	545,895
		1,557,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	34,040	201,176
ARM Holdings PLC, Sponsored ADR	7,560	344,131
ASML Holding NV, NY Shares	7,607	619,134
STMicroelectronics NV, NY Shares	9,670	91,768
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	153,978	3,094,958
		4,351,167
SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	14,400	773,424
SAP AG, Sponsored ADR	16,580	1,342,814
		2,116,238
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	3,620	185,163
Luxottica Group S.p.A., Sponsored ADR	4,830	276,469
		461,632

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (6.7%)
America Movil SA, Sponsored ADR	75,660	$1,519,253
China Mobile Ltd., Sponsored ADR	44,000	2,086,920
China Telecom Corp. Ltd., Sponsored ADR	4,890	250,466
Chunghwa Telecom Co. Ltd., Sponsored ADR	25,365	796,207
Mobile TeleSystems, Sponsored ADR	16,165	270,925
NTT DoCoMo, Inc., Sponsored ADR	26,850	429,063
Philippine Long Distance Telephone Co., Sponsored ADR	4,040	260,580
Rogers Communications, Inc., Class B	7,740	307,433
SK Telecom Co. Ltd., Sponsored ADR	11,440	264,150
Vodafone Group PLC, Sponsored ADR(a)	40,629	1,542,277
		7,727,274
TOTAL COMMON STOCKS		114,015,375

	Shares	Value
MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	414,857	$414,857
TOTAL MONEY MARKET FUND		414,857
TOTAL INVESTMENTS (COST $111,231,304) 99.8%		114,430,232
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		219,390
NET ASSETS 100.0%		$114,649,622
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	23.1%
U.S. Government Agency Mortgage-Backed Obligations	14.4
U.S. Government Agencies	5.8
Banks	8.7
Chemicals	4.6
Food Products	4.1
Capital Markets	3.0
Electric Utilities	2.8
Consumer Finance	2.7
Insurance	2.6
Diversified Financial Services	2.5
Beverages	2.4
Oil, Gas & Consumable Fuels	2.2
Semiconductors & Semiconductor Equipment	2.2
Road & Rail	1.9
Oil & Gas – Integrated	1.7
Multiline Retail	1.7
Money Market Funds	1.6
Metals & Mining	1.5
Pharmaceuticals	1.4
Electronic Equipment & Instruments	1.4
Utilities – Telecommunications	1.1
Specialty Retail	0.7
Consumer Staples	0.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Mortgage Backed Securities – Financial Services	0.7
Industrial Conglomerates	0.6
Financial Services	0.6
Mortgage Backed Securities – Religious Organizations	0.5
Technology Hardware, Storage & Peripherals	0.4
Diversified Consumer Services	0.3
Total Investments	99.3%
*	Percentages indicated are based on net assets as of April 30, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (54.4%)
BANKS (8.7%)
Bank of New York Mellon, 4.30%, 5/15/14	$1,000,000	$1,001,544
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,593,147
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,198,062
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,237,584
KeyCorp, 5.10%, 3/24/21	2,000,000	2,261,114
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,197,811
National City Corp., 4.90%, 1/15/15	1,000,000	1,030,842
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,136,105
		12,656,209
BEVERAGES (2.4%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,473,726
CAPITAL MARKETS (3.0%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,734,979
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,568,382
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,100,054
		4,403,415
CHEMICALS (4.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,086,137
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,207,819
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,053,908
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,359,553
		6,707,417
CONSUMER FINANCE (2.7%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	981,712
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,013,964
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	979,993
		3,975,669
CONSUMER STAPLES (0.7%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,097,402
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	445,539
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,379,544
Citigroup, Inc., 4.88%, 5/7/15	500,000	519,756
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,721,052
		3,620,352
ELECTRIC UTILITIES (2.8%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,324,543
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,579,710
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,141,455
		4,045,708
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	947,167
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,144,632
		2,091,799

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$848,430
FOOD PRODUCTS (4.1%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,643,428
General Mills, Inc., 5.65%, 2/15/19	1,000,000	1,156,569
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,606,098
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,634,454
		6,040,549
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	974,534
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,025,957
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	820,507
INSURANCE (2.6%)
Allstate Corp., 5.00%, 8/15/14	500,000	506,321
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,153,737
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,105,000
		3,765,058
METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,133,992
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	1,033,706
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 6/15/14 @ 100)(d)(e)	73,000	36,756
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 9/15/14 @ 100)(d)(e)	106,000	53,530
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 9/15/14 @ 100)(d)(e)	90,000	45,450
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 9/15/14 @ 100)(d)(e)	63,000	31,757
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 9/15/14 @ 100)(d)(e)	63,000	31,815
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 7/21/14 @ 100)(d)(e)	152,000	73,859
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 7/21/14 @ 100)(d)(e)	101,000	49,077
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 7/21/14 @ 100)(d)(e)	203,000	98,640
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 7/21/14 @ 100)(d)(e)	212,000	103,013
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 7/21/14 @ 100)(d)(e)	46,000	22,352
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 7/21/14 @ 100)(d)(e)	86,000	41,788
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	8,662
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	21,110
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	22,171
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/14 @ 100)(d)(e)	90,000	27,152
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/14 @ 100)(d)(e)	23,000	6,912
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/14 @ 100)(d)(e)	121,000	36,318
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 10/12/14 @ 100)(d)(e)	87,000	26,247
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17(d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 6/21/14 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 6/21/14 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18(d)(e)	152,000	15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 6/21/14 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 6/21/14 @ 100)(d)(e)	165,000	17
		736,687

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

	Principal Amount	Value
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	$2,500,000	$2,466,323
OIL & GAS – INTEGRATED (1.7%)
ConocoPhillips, 4.60%, 1/15/15	500,000	514,374
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,412,927
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	595,285
		2,522,586
OIL, GAS & CONSUMABLE FUELS (2.2%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	737,975
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,487,876
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	998,413
		3,224,264
PHARMACEUTICALS (1.4%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	2,000,000	2,045,206
ROAD & RAIL (1.9%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	766,523
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,940,366
		2,706,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,035,693
Applied Materials, Inc., 7.13%, 10/15/17	500,000	587,549
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,553,709
		3,176,951
SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,058,843
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	552,815
UTILITIES – TELECOMMUNICATIONS (1.1%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,645,601
TOTAL CORPORATE BONDS		79,296,134
U.S. GOVERNMENT AGENCIES (5.8%)
Federal Farm Credit Bank
2.94%, 10/1/20	2,000,000	2,014,320
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,981,754
3.50%, 7/29/21	2,000,000	2,145,046
4.75%, 6/8/18	2,000,000	2,257,860
		6,384,660
TOTAL U.S. GOVERNMENT AGENCIES		8,398,980

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (14.4%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	$2,500,000	$2,582,145
2.41%, 10/1/37(a)	138,870	147,888
3.75%, 3/27/19	500,000	547,340
4.00%, 12/15/25	2,500,000	2,580,802
5.00%, 7/15/19	187,423	197,762
5.00%, 11/1/37	106,695	115,773
5.72%, 5/1/36(a)	155,767	162,637
6.00%, 3/1/38	136,674	151,892
		6,486,239
Federal National Mortgage Assoc.
0.38%, 7/5/16	2,000,000	1,995,892
0.57%, 11/25/36(a)	298,878	299,627
1.63%, 10/26/15	2,000,000	2,041,396
2.38%, 4/11/16	3,000,000	3,113,139
2.57%, 5/1/36(a)	300,090	317,048
5.00%, 1/1/35	56,306	61,706
5.50%, 8/1/36	102,249	113,372
5.50%, 9/1/36	50,019	54,787
5.69%, 10/1/36(a)	156,934	168,949
5.94%, 7/1/36(a)	240,706	259,117
6.00%, 6/1/36	523,842	579,911
6.00%, 9/1/36	225,427	246,886
6.00%, 5/1/37	117,565	128,685
		9,380,515
Government National Mortgage Assoc.
4.25%, 10/20/38	937,377	998,709
4.50%, 8/20/38	422,136	446,654
4.50%, 5/20/39	1,608,157	1,721,184
4.50%, 6/15/40	914,861	994,465
5.00%, 5/20/40	471,981	507,128
5.50%, 12/20/38	67,603	72,415
5.50%, 1/20/39(a)	87,381	91,447
6.00%, 6/15/37	105,419	118,106
6.00%, 10/15/37	129,069	144,732
6.50%, 10/20/38	68,254	72,751
		5,167,591
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		21,034,345
U.S. TREASURY OBLIGATIONS (23.1%)
U.S. Treasury Notes
1.38%, 2/28/19	4,000,000	3,950,936
1.50%, 12/31/18	2,500,000	2,489,648
1.63%, 11/15/22	5,650,000	5,265,094
2.00%, 4/30/16	3,000,000	3,093,984
2.00%, 11/30/20	2,500,000	2,476,368
2.00%, 11/15/21	5,000,000	4,880,080
2.00%, 2/15/22	7,000,000	6,809,684
2.13%, 5/31/15	1,500,000	1,532,285
3.13%, 5/15/19	3,000,000	3,208,125
TOTAL U.S. TREASURY OBLIGATIONS		33,706,204

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (1.6%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	2,351,914	$2,351,914
TOTAL MONEY MARKET FUND		2,351,914
TOTAL INVESTMENTS (COST $144,282,924) 99.3%		144,787,577
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,032,466
NET ASSETS 100.0%		$145,820,043
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2014.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to April 30, 2014.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	59.7%
Canada	10.9
United Kingdom	10.1
Ireland (Republic of)	3.7
China	3.5
Switzerland	3.1
Australia	2.5
Germany	2.2
Taiwan	1.7
Luxembourg	1.4
Hong Kong	1.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.2%)
Lockheed Martin Corp.	13,390	$2,197,834
Raytheon Co.	28,970	2,766,056
		4,963,890
BANKS (10.7%)
Bank of Montreal	55,390	3,818,587
Bank of Nova Scotia	55,620	3,380,583
Cullen/Frost Bankers, Inc.	23,680	1,809,389
HSBC Holdings PLC, Sponsored ADR	35,025	1,796,371
Tompkins Financial Corp.	40,590	1,913,413
Westpac Banking Corp., Sponsored ADR	116,500	3,808,385
		16,526,728
BEVERAGES (2.1%)
Dr Pepper Snapple Group, Inc.	58,070	3,218,239
CHEMICALS (2.2%)
Potash Corp. of Saskatchewan, Inc.	55,120	1,993,139
Syngenta AG, Sponsored ADR	18,460	1,450,033
		3,443,172
DISTRIBUTORS (3.2%)
Genuine Parts Co.	57,390	4,999,817
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
BCE, Inc.	62,520	2,784,641
ELECTRIC UTILITIES (1.7%)
PPL Corp.	78,290	2,610,189
ELECTRICAL EQUIPMENT (2.2%)
ABB Ltd., Sponsored ADR	140,110	3,351,431
ENERGY EQUIPMENT & SERVICES (2.9%)
Ensco PLC, Class A, Sponsored ADR	45,230	2,281,854
Tenaris SA, Sponsored ADR	48,630	2,142,151
		4,424,005
FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	67,200	2,448,096
FOOD PRODUCTS (3.5%)
B&G Foods, Inc.	34,190	1,121,432
ConAgra Foods, Inc.	49,640	1,514,516
General Mills, Inc.	51,180	2,713,564
		5,349,512
HEALTH CARE EQUIPMENT & SUPPLIES (6.2%)
Baxter International, Inc.	21,820	1,588,278
Covidien PLC	33,580	2,392,575
Medtronic, Inc.	58,970	3,468,615
Smith & Nephew PLC, Sponsored ADR	28,440	2,216,614
		9,666,082
HEALTH CARE PROVIDERS & SERVICES (1.8%)
Quest Diagnostics, Inc.	51,000	2,852,430

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (3.4%)
Darden Restaurants, Inc.	29,740	$1,478,376
McDonald’s Corp.	36,730	3,723,687
		5,202,063
HOUSEHOLD PRODUCTS (2.4%)
Kimberly-Clark Corp.	17,810	1,999,172
Procter & Gamble Co.	20,560	1,697,228
		3,696,400
INDUSTRIAL CONGLOMERATES (2.2%)
Siemens AG, Sponsored ADR	25,540	3,366,938
IT SERVICES (5.8%)
Accenture PLC, Class A	40,460	3,245,701
Automatic Data Processing, Inc.	43,550	3,395,158
Broadridge Financial Solutions, Inc.	59,810	2,293,116
		8,933,975
LEISURE PRODUCTS (2.7%)
Mattel, Inc.	105,650	4,143,065
MACHINERY (2.6%)
Caterpillar, Inc.	38,150	4,021,010
MEDIA (3.5%)
Reed Elsevier PLC, Sponsored ADR	51,010	3,016,731
Shaw Communications, Inc., Class B	98,900	2,396,347
		5,413,078
MULTI-UTILITIES (3.5%)
National Grid PLC, Sponsored ADR	45,470	3,231,098
SCANA Corp.	17,470	937,790
TECO Energy, Inc.	74,100	1,330,836
		5,499,724
OIL, GAS & CONSUMABLE FUELS (10.9%)
Chevron Corp.	21,500	2,698,680
China Petroleum & Chemical Corp., Sponsored ADR	38,475	3,419,273
ConocoPhillips	43,660	3,244,375
PetroChina Co. Ltd., Sponsored ADR	16,980	1,958,134
Royal Dutch Shell PLC, Class B, Sponsored ADR	36,170	3,061,790
TransCanada Corp.	53,720	2,504,964
		16,887,216
REAL ESTATE INVESTMENT TRUST (5.2%)
EPR Properties	34,400	1,844,184
LTC Properties, Inc.	49,150	1,898,664
Public Storage, Inc.	17,260	3,029,303
Senior Housing Properties Trust	55,550	1,303,759
		8,075,910
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.4%)
Analog Devices, Inc.	42,700	2,190,083
Intel Corp.	106,090	2,831,542
KLA-Tencor Corp.	35,990	2,303,000
Linear Technology Corp.	34,150	1,519,675

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2014

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	127,240	$2,557,524
		11,401,824
SOFTWARE (3.6%)
CA, Inc.	74,870	2,256,582
Microsoft Corp.	82,700	3,341,080
		5,597,662
THRIFTS & MORTGAGE FINANCE (2.0%)
Northwest Bancshares, Inc.	79,830	1,060,941
People’s United Financial, Inc.	147,000	2,099,160
		3,160,101
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
China Mobile Ltd., Sponsored ADR	34,080	1,616,414
TOTAL COMMON STOCKS		153,653,612

	Shares	Value
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	765,071	$765,071
TOTAL MONEY MARKET FUND		765,071
TOTAL INVESTMENTS (COST $122,944,439) 99.8%		154,418,683
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		339,007
NET ASSETS 100.0%		$154,757,690
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2014

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $152,093,187, $93,851,468, $111,231,304, $144,282,924 and $122,944,439, respectively)	$209,535,362	$126,194,449	$114,430,232	$144,787,577	$154,418,683
Cash	—	—	4,144	—	1
Receivable for investments sold	—	—	—	821	—
Receivable for capital shares issued	152,231	9,773	1,193	713	3,307
Interest and dividend receivable	157,705	49,677	300,020	1,140,465	427,803
Reclaims receivable	—	—	—	—	2,125
Prepaid expenses and other assets	27,197	27,204	22,519	25,993	31,775
Total assets	209,872,495	126,281,103	114,758,108	145,955,569	154,883,694
Liabilities:
Payable for capital shares redeemed	27,340	45,505	32,655	46,533	25,866
Investment advisory fees	25,574	15,651	27,799	29,912	37,796
Consulting fees	16,719	10,230	9,085	11,755	12,353
Compliance service fees	1,669	1,034	924	1,114	1,249
Administration fees	10,319	6,311	5,607	7,272	7,623
Distribution fees – Individual Class	7,061	11,502	2,994	2,725	4,347
Administrative services fee – Individual Class	8,642	9,096	4,027	2,833	5,663
Directors’ fees	2,605	1,891	1,488	1,979	1,964
Fund accounting fees	3,288	3,032	1,775	2,694	2,132
Transfer agent fees	5,748	8,770	2,970	4,307	3,328
Custodian fees	3,847	2,767	2,215	2,980	2,905
Other accrued liabilities	27,569	20,300	16,947	21,422	20,778
Total liabilities	140,381	136,089	108,486	135,526	126,004
Net Assets	$209,732,114	$126,145,014	$114,649,622	$145,820,043	$154,757,690
Composition of Net Assets:
Capital (par value and paid-in surplus)	136,548,102	82,640,485	122,234,486	146,630,138	123,901,152
Accumulated undistributed net investment income	219,253	54,966	1,091,329	275,385	406,363
Accumulated net realized gain/(loss) from investment transactions	15,522,584	11,106,582	(11,875,115)	(1,590,133)	(1,024,043)
Unrealized appreciation from investments	57,442,175	32,342,981	3,198,922	504,653	31,474,218
Net Assets	$209,732,114	$126,145,014	$114,649,622	$145,820,043	$154,757,690
Individual Class
Net Assets	$34,116,238	$55,515,712	$14,984,885	$13,247,054	$21,741,149
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	910,684	3,461,199	649,807	535,905	729,168
Net asset value, offering and redemption price per share	$37.46	$16.04	$23.06	$24.72	$29.82
Institutional Class
Net Assets	$175,615,876	$70,629,302	$99,664,737	$132,572,989	$133,016,541
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	4,708,756	4,360,742	4,312,027	5,387,626	4,454,856
Net asset value, offering and redemption price per share	$37.30	$16.20	$23.11	$24.61	$29.86

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2014

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$3,933,922	$—
Dividend (net of foreign withholding tax of $616, $0, $148,301, $0 and $108,067, respectively)	3,606,645	1,593,077	4,302,186	391	4,959,016
Total investment income	3,606,645	1,593,077	4,302,186	3,934,313	4,959,016
Expenses:
Investment advisory fees	288,613	180,990	312,163	350,454	431,776
Consulting fees	190,974	119,748	103,270	139,156	142,856
Compliance service fees	19,768	12,391	10,687	14,410	14,789
Administration fees	119,492	74,917	64,610	87,082	89,387
Distribution fees – Individual Class	64,966	133,339	31,453	30,738	45,205
Administrative services fees – Individual Class	25,986	16,000	12,581	12,295	18,082
Fund accounting fees	141,939	106,397	76,338	109,726	99,997
Transfer agent fees	58,561	89,580	28,917	42,715	32,041
Custodian fees	25,272	16,269	13,797	17,680	18,978
Directors’ fees	41,815	25,762	26,029	39,722	41,597
Professional fees	51,887	35,498	28,711	31,710	40,935
Printing fees	13,185	11,998	9,138	9,065	11,731
Miscellaneous fees	94,919	76,157	82,314	90,295	97,672
Total expenses	1,137,377	899,046	800,008	975,048	1,085,046
Net investment income	2,469,268	694,031	3,502,178	2,959,265	3,873,970
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	23,259,563	15,024,977	528,558	(36,122)	7,384,370
Net change in unrealized appreciation/ (depreciation) from investments	15,762,241	7,885,359	4,500,253	(4,539,412)	6,057,931
Net realized and unrealized gain/(loss) from investments	39,021,804	22,910,336	5,028,811	(4,575,534)	13,442,301
Change in net assets resulting from operations	$41,491,072	$23,604,367	$8,530,989	$(1,616,269)	$17,316,271

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2014	2013
Change in net assets from operations:
Net investment income	$2,469,268	$2,391,923
Net realized gain from investment transactions	23,259,563	8,518,863
Net change in unrealized appreciation from investments	15,762,241	18,380,416
Change in net assets resulting from operations	41,491,072	29,291,202
Distributions to shareholders from:
Net investment income:
Individual Class	(249,846)	(195,260)
Institutional Class	(2,094,277)	(2,191,604)
Net realized gains:
Individual Class	(1,904,046)	(248,666)
Institutional Class	(11,837,527)	(2,168,734)
Change in net assets from shareholder distributions	(16,085,696)	(4,804,264)
Capital Transactions:
Individual Class
Proceeds from shares issued	$19,643,072	$5,140,886
Dividends reinvested	2,108,010	439,455
Cost of shares redeemed	(11,588,330)	(5,437,467)
Change in Individual Class from capital transactions	10,162,752	142,874
Institutional Class
Proceeds from shares issued	23,205,089	16,804,171
Dividends reinvested	13,825,844	4,319,863
Cost of shares redeemed	(47,189,808)	(30,353,814)
Change in Institutional Class from capital transactions	(10,158,875)	(9,229,780)
Change in net assets from capital transactions	$3,877	$(9,086,906)
Change in net assets	25,409,253	15,400,032
Net Assets:
Beginning of period	184,322,861	168,922,829
End of period	$209,732,114	$184,322,861
Accumulated undistributed net investment income	$219,253	$112,228
Share Transactions:
Individual Class
Issued	539,274	173,780
Reinvested	58,686	15,022
Redeemed	(322,234)	(185,238)
Change in Individual	275,726	3,564
Institutional Class
Issued	640,806	582,462
Reinvested	387,328	148,427
Redeemed	(1,313,827)	(1,012,336)
Change in Institutional	(285,693)	(281,447)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2014	2013
Change in net assets from operations:
Net investment income	$694,031	$749,433
Net realized gain from investment transactions	15,024,977	7,251,155
Net change in unrealized appreciation from investments	7,885,359	7,815,653
Change in net assets resulting from operations	23,604,367	15,816,241
Distributions to shareholders from:
Net investment income:
Individual Class	(210,647)	(313,283)
Institutional Class	(437,461)	(527,745)
Net realized gains:
Individual Class	(3,900,291)	(2,875,735)
Institutional Class	(4,719,288)	(3,824,868)
Change in net assets from shareholder distributions	(9,267,687)	(7,541,631)
Capital Transactions:
Individual Class
Proceeds from shares issued	$5,436,429	$2,731,371
Dividends reinvested	3,833,142	2,934,568
Cost of shares redeemed	(7,431,894)	(6,096,255)
Change in Individual Class from capital transactions	1,837,677	(430,316)
Institutional Class
Proceeds from shares issued	14,526,786	5,952,731
Dividends reinvested	5,108,847	4,334,130
Cost of shares redeemed	(19,286,665)	(10,740,061)
Change in Institutional Class from capital transactions	348,968	(453,200)
Change in net assets from capital transactions	$2,186,645	$(883,516)
Change in net assets	16,523,325	7,391,094
Net Assets:
Beginning of period	109,621,689	102,230,595
End of period	$126,145,014	$109,621,689
Accumulated undistributed net investment income	$54,966	$7,133
Share Transactions:
Individual Class
Issued	343,268	204,701
Reinvested	241,236	230,174
Redeemed	(471,117)	(465,511)
Change in Individual	113,387	(30,636)
Institutional Class
Issued	897,684	442,515
Reinvested	318,772	337,272
Redeemed	(1,202,633)	(796,096)
Change in Institutional	13,823	(16,309)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30,
	2014	2013
Change in net assets from operations:
Net investment income	$3,502,178	$2,361,991
Net realized gain from investment transactions	528,558	668,308
Net change in unrealized appreciation from investments	4,500,253	4,552,206
Change in net assets resulting from operations	8,530,989	7,582,505
Distributions to shareholders from:
Net investment income:
Individual Class	(297,697)	(209,203)
Institutional Class	(2,485,029)	(2,053,292)
Change in net assets from shareholder distributions	(2,782,726)	(2,262,495)
Capital Transactions:
Individual Class
Proceeds from shares issued	$5,026,305	$2,973,339
Dividends reinvested	292,349	206,448
Cost of shares redeemed	(2,363,891)	(2,393,984)
Change in Individual Class from capital transactions	2,954,763	785,803
Institutional Class
Proceeds from shares issued	14,766,490	11,711,529
Dividends reinvested	2,387,898	1,916,387
Cost of shares redeemed	(9,866,852)	(16,135,533)
Change in Institutional Class from capital transactions	7,287,536	(2,507,617)
Change in net assets from capital transactions	$10,242,299	$(1,721,814)
Change in net assets	15,990,562	3,598,196
Net Assets:
Beginning of period	98,659,060	95,060,864
End of period	$114,649,622	$98,659,060
Accumulated undistributed net investment income	$1,091,329	$362,580
Share Transactions:
Individual Class
Issued	229,660	142,357
Reinvested	13,796	10,283
Redeemed	(107,860)	(115,506)
Change in Individual	135,596	37,134
Institutional Class
Issued	675,878	569,096
Reinvested	112,474	95,082
Redeemed	(446,192)	(768,332)
Change in Institutional	342,160	(104,154)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30,
	2014	2013
Change in net assets from operations:
Net investment income	$2,959,265	$3,117,432
Net realized gain/(loss) from investment transactions	(36,122)	884,965
Net change in unrealized appreciation/(depreciation) from investments	(4,539,412)	559,723
Change in net assets resulting from operations	(1,616,269)	4,562,120
Distributions to shareholders from:
Net investment income:
Individual Class	(243,324)	(280,707)
Institutional Class	(2,912,240)	(3,403,965)
Change in net assets from shareholder distributions	(3,155,564)	(3,684,672)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,829,884	$1,074,373
Dividends reinvested	242,330	280,033
Cost of shares redeemed	(2,039,034)	(1,828,375)
Change in Individual Class from capital transactions	2,033,180	(473,969)
Institutional Class
Proceeds from shares issued	14,755,597	11,271,549
Dividends reinvested	2,889,882	3,374,334
Cost of shares redeemed	(9,796,315)	(10,523,880)
Change in Institutional Class from capital transactions	7,849,164	4,122,003
Change in net assets from capital transactions	$9,882,344	$3,648,034
Change in net assets	5,110,511	4,525,482
Net Assets:
Beginning of period	140,709,532	136,184,050
End of period	$145,820,043	$140,709,532
Accumulated undistributed net investment income	$275,385	$271,401
Share Transactions:
Individual Class
Issued	155,994	42,086
Reinvested	9,910	11,009
Redeemed	(82,526)	(71,571)
Change in Individual	83,378	(18,476)
Institutional Class
Issued	603,481	444,004
Reinvested	118,768	133,369
Redeemed	(399,201)	(412,960)
Change in Institutional	323,048	164,413

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30,
	2014	2013
Change in net assets from operations:
Net investment income	$3,873,970	$3,548,687
Net realized gain from investment transactions	7,384,370	950,926
Net change in unrealized appreciation from investments	6,057,931	10,924,083
Change in net assets resulting from operations	17,316,271	15,423,696
Distributions to shareholders from:
Net investment income:
Individual Class	(425,373)	(338,753)
Institutional Class	(3,385,774)	(3,211,858)
Change in net assets from shareholder distributions	(3,811,147)	(3,550,611)
Capital Transactions:
Individual Class
Proceeds from shares issued	$6,798,506	$4,643,632
Dividends reinvested	421,945	338,472
Cost of shares redeemed	(3,240,089)	(3,667,359)
Change in Individual Class from capital transactions	3,980,362	1,314,745
Institutional Class
Proceeds from shares issued	10,860,921	10,886,263
Dividends reinvested	3,385,629	3,211,858
Cost of shares redeemed	(17,665,973)	(11,716,533)
Change in Institutional Class from capital transactions	(3,419,423)	2,381,588
Change in net assets from capital transactions	$560,939	$3,696,333
Change in net assets	14,066,063	15,569,418
Net Assets:
Beginning of period	140,691,627	125,122,209
End of period	$154,757,690	$140,691,627
Accumulated undistributed net investment income	$406,363	$442,481
Share Transactions:
Individual Class
Issued	240,040	187,379
Reinvested	15,312	13,887
Redeemed	(115,044)	(148,058)
Change in Individual	140,308	53,208
Institutional Class
Issued	386,857	451,928
Reinvested	122,868	131,514
Redeemed	(625,585)	(463,966)
Change in Institutional	(115,860)	119,476

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2014	$32.87	0.34	7.29	7.63
Year ended April 30, 2013	28.71	0.32	4.57	4.89
Year ended April 30, 2012	28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Institutional Class
Year ended April 30, 2014	$32.73	0.48	7.24	7.72
Year ended April 30, 2013	28.58	0.42	4.56	4.98
Year ended April 30, 2012	28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2014	$14.18	0.07	3.03	3.10
Year ended April 30, 2013	13.15	0.08	1.94	2.02
Year ended April 30, 2012	13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Institutional Class
Year ended April 30, 2014	$14.30	0.11	3.07	3.18
Year ended April 30, 2013	13.25	0.11	1.95	2.06
Year ended April 30, 2012	13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2014	$21.96	0.67	0.96	1.63
Year ended April 30, 2013	20.85	0.46	1.09	1.55
Year ended April 30, 2012	24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Institutional Class
Year ended April 30, 2014	$22.01	0.74	0.97	1.71
Year ended April 30, 2013	20.89	0.53	1.10	1.63
Year ended April 30, 2012	25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Steward Select Bond Fund
Individual Class
Year ended April 30, 2014	$25.62	0.43	(0.85)	(0.42)
Year ended April 30, 2013	25.47	0.50	0.26	0.76
Year ended April 30, 2012	25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Institutional Class
Year ended April 30, 2014	$25.49	0.53	(0.85)	(0.32)
Year ended April 30, 2013	25.34	0.59	0.26	0.85
Year ended April 30, 2012	25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2014	$27.24	0.65	2.60	3.25
Year ended April 30, 2013	25.07	0.61	2.17	2.78
Year ended April 30, 2012	24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Institutional Class
Year ended April 30, 2014	$27.27	0.77	2.58	3.35
Year ended April 30, 2013	25.09	0.69	2.18	2.87
Year ended April 30, 2012	24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate(a)
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2014	(0.34)	(2.70)	(3.04)	$37.46	23.68%	$34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	11,851	0.86%	0.92%	36%
Institutional Class
Year ended April 30, 2014	(0.45)	(2.70)	(3.15)	$37.30	24.11%	$175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2014	(0.06)	(1.18)	(1.24)	$16.04	22.02%	$55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	—	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	—	11.30	53.95%	42,337	0.95%	0.19%	33%
Institutional Class
Year ended April 30, 2014	(0.10)	(1.18)	(1.28)	$16.20	22.43%	$70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2014	(0.53)	—	(0.53)	$23.06	7.69%	$14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Institutional Class
Year ended April 30, 2014	(0.61)	—	(0.61)	$23.11	8.02%	$99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2014	(0.48)	—	(0.48)	$24.72	(1.60)%	$13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Institutional Class
Year ended April 30, 2014	(0.56)	—	(0.56)	$24.61	(1.20)%	$132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2014	(0.67)	—	(0.67)	$29.82	12.16%	$21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Institutional Class
Year ended April 30, 2014	(0.76)	—	(0.76)	$29.86	12.55%	$133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2014

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2014, stocks with market capitalizations between $3.1 billion and $526.4 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2014, stocks with market capitalizations between $101.8 million and $10.6 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various validation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2014:

	Investments in Securities
Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$208,704,222	$—	$—	$208,704,222
Money Market Fund	831,140	—	—	831,140
Total	209,535,362	—	—	209,535,362
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	125,790,701	—	—	125,790,701
Money Market Fund	403,748	—	—	403,748
Total	126,194,449	—	—	126,194,449
Steward International Enhanced Index Fund
Security Type
Common Stocks*	114,015,375	—	—	114,015,375
Money Market Fund	414,857	—	—	414,857
Total	114,430,232	—	—	114,430,232

	Investments in Securities
Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$78,559,447	$736,687	$79,296,134
U.S. Government Agencies	—	8,398,980	—	8,398,980
U.S. Government Agency Mortgage-Backed Obligations	—	21,034,345	—	21,034,345
U.S. Treasury Obligations	33,706,204	—	—	33,706,204
Money Market Fund	2,351,914	—	—	2,351,914
Total	36,058,118	107,992,772	736,687	144,787,577
Steward Global Equity Income Fund
Security Type
Common Stocks*	153,653,612	—	—	153,653,612
Money Market Fund	765,071	—	—	765,071
Total	154,418,683	—	—	154,418,683
*	Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2013	$818,672
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	(81,985)
Realized Gain/(Loss)	—
Net (Maturities)	—
Transfers In/(Out) of Level 3	—
Balance as of April 30, 2014	$736,687
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of April 30, 2014.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2014, from those used on April 30, 2013.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board of Directors for Level 3 Fair Value Measurements for investments held at April 30, 2014.

Type of Assets	Fair Value at April 30, 2014	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$736,687	Income Approach	Appraised value Disposition costs Discount rate Time to sell	47% – 63%* 12% – 31% 2.4% – 3.6% 1.75 – 3 years
*	As a percentage of outstanding principal.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:   Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:   The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board of Directors, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board of Directors, including the services of the Chief Compliance Officer (“CCO”) for the Funds. The Funds pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended April 30, 2014, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2014 were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$58,007,987	$71,192,659
Steward Small-Mid Cap Enhanced Index Fund	34,480,294	40,228,131
Steward International Enhanced Index Fund	22,929,966	11,478,338
Steward Select Bond Fund	8,874,565	4,627,402
Steward Global Equity Income Fund	58,660,424	57,283,108

Purchases and sales of U.S. government securities for the year ended April 30, 2014, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$20,626,609	$12,636,332

Note 7 — Federal Income Tax Information:

As of April 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$152,560,974	$59,077,901	$(2,103,513)	$56,974,388
Steward Small-Mid Cap Enhanced Index Fund	94,101,938	35,901,164	(3,808,653)	32,092,511
Steward International Enhanced Index Fund	113,371,307	15,158,874	(14,099,955)	1,058,919
Steward Select Bond Fund	144,420,270	3,748,415	(3,381,108)	367,307
Steward Global Equity Income Fund	123,132,959	32,367,627	(1,081,903)	31,285,724

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2014, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$2,957,388	$13,128,308	$16,085,696	$16,085,696
Steward Small-Mid Cap Enhanced Index Fund	954,619	8,313,068	9,267,687	9,267,687
Steward International Enhanced Index Fund	2,782,726	—	2,782,726	2,782,726
Steward Select Bond Fund	3,155,564	—	3,155,564	3,155,564
Steward Global Equity Income Fund	3,811,147	—	3,811,147	3,811,147

On June 20, 2014, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund
Steward Large Cap Enhanced Index Fund	$688,377
Steward Small-Mid Cap Enhanced Index Fund	193,583
Steward International Enhanced Index Fund	1,813,114
Steward Select Bond Fund	784,326
Steward Global Equity Income Fund	1,241,498

The tax character of distributions paid during the fiscal year ended April 30, 2013, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$2,386,864	$2,417,400	$4,804,264	$4,804,264
Steward Small-Mid Cap Enhanced Index Fund	1,353,084	6,188,547	7,541,631	7,541,631
Steward International Enhanced Index Fund	2,262,495	—	2,262,495	2,262,495
Steward Select Bond Fund	3,684,672	—	3,684,672	3,684,672
Steward Global Equity Income Fund	3,550,611	—	3,550,611	3,550,611

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$2,185,652	$14,023,972	$16,209,624	$—	$56,974,388	$73,184,012
Steward Small-Mid Cap Enhanced Index Fund	1,663,523	9,748,495	11,412,018	—	32,092,511	43,504,529
Steward International Enhanced Index Fund	1,173,805	—	1,173,805	(9,817,588)	1,058,919	(7,584,864)
Steward Select Bond Fund	412,733	—	412,733	(1,590,135)	367,307	(810,095)
Steward Global Equity Income Fund	376,869	—	376,869	(806,055)	31,285,724	30,856,538

As of the end of their tax year ended April 30, 2014, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	—	2,504,960	7,312,628	9,817,588
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	—	30,776	30,776

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total

Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Select Bond Fund	—	235,298	235,298
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2014, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	581,471
Steward Select Bond Fund	—
Steward Global Equity Income Fund	7,723,487

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2015:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enchanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	1,108
Steward Global Equity Income Fund	775,279

Note 8 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2014, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment Transactions	Capital
Steward Large Cap Enhanced Index Fund	$(18,120)	$18,124	$(4)
Steward Small-Mid Cap Enhanced Index Fund	1,910	(1,910)	—
Steward International Enhanced Index Fund	9,297	(9,296)	(1)
Steward Select Bond Fund	200,283	(200,282)	(1)
Steward Global Equity Income Fund	(98,941)	98,942	(1)

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2014, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	56%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	41%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	60%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	31%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	87%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	57%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	37%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	83%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	48%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	63%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	54%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	45%

Note 10 — Legal Proceedings:

LIST OF PENDING, THREATENED OR SETTLED LITIGATION

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides are appealing the decision to the U. S. Court of Appeals for the Second Circuit. The appeals have been fully briefed, although a date has not been set for argument in the Second Circuit. On February 25, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action. That motion remains pending. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Capstone Asset Management Company has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”), and has responded to a subpoena issued in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes and H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (S.D.N.Y.) (the “Litigation Trust action”). A third action, entitled Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), arises out of the same facts and circumstances alleged in the other two actions. All three cases relate to the 2008 bankruptcy of Lyondell Chemical Company (“Lyondell”), shares of which were sold by Steward Large Cap Enhanced Index Fund pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. On January 14, 2014, the Court granted in part and denied in part the defendants’ motion to dismiss the Creditor Trust action. In particular, the Court dismissed all defendants who were conduits for the proceeds from the merger transaction, and also ruled that the plaintiff could not bring any claims on behalf of certain entities who had ratified the merger transaction. The Court also dismissed without prejudice the plaintiff’s claims for intentional fraudulent transfer against the remaining defendants, and gave the Credit Trustee leave to replead these claims. Finally, the Court denied the motion to dismiss with respect to the plaintiff’s claims for constructive fraudulent transfer against the remaining defendants. On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust action, a Second Amended Complaint in the Litigation Trust action, and an Amended Complaint in the Reichman action. Like prior versions of the complaints, the amended complaints allege claims for fraudulent transfer against the former Lyondell shareholders. In May 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class. The Court held a status conference on May 29, 2014, and set forth a schedule for motions to dismiss and motion for class certification. None of these lawsuits alleges any wrongdoing on the part of Steward Large Cap Enhanced Index Fund. At this state of the proceedings, Steward Large Cap Enhanced Index Fund is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund's net asset value.

Note 11 — Subsequent Events:

Effective May 1, 2014, the Prospectus and Statement of Additional Information dated August 27, 2013, was amended to reflect changes to the fees the Funds pay to Capstone Consulting Services, LLC (“CCS”) for consulting and compliance services. Starting May 1, 2014, the changes will result in an immediate reduction of fees paid by the Funds for consulting services related to administering the Funds’ values-based investment policies; a Fund will begin to experience a lower total rate of fees for compliance services once its average daily net assets exceed $500 million.

Consulting Services Agreement — The Board of Directors has approved a new schedule for fees payable to CCS for services of administering the Funds’ values based investment policies. Under the revised fee schedule, fees will be paid monthly at the following annual rates, based on the annual average aggregate daily net assets of the Funds:

0.08% of the first $500 million;
0.05% of the next $500 million; and
0.02% of assets over $1 billion

Compliance Services Agreement — The Board of Directors has approved breakpoints to the fee schedule under the compliance services agreement. Under the amended agreement, each Fund shall pay to CCS at the end of each calendar month a fee at the annual rates in the table below, based on the annual average daily net assets of the Fund as determined and computed in accordance with the description of the method of determination of net asset value contained in the prospectus and statement of additional information with respect to the Fund as in effect from time to time under the Securities Act of 1933. If CCS shall serve for less than any whole month, the compensation described in the preceding sentence shall be prorated.

0.025% of the first $500 million;
0.020% of the next $500 million; and
0.015% of assets over $1 billion

The Compliance Services agreement was also revised so that the services of the Funds’ Chief Compliance Officer (“CCO”) are covered by a separate agreement, with no change in fees payable to the CCO or in services provided by the CCO.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Steward Funds, Inc. and Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc. comprising Steward Large Cap Enhanced Index Fund, Steward Select Bond Fund, Steward International Enhanced Index Fund, and Steward Global Equity Income Fund, and Capstone Series Fund, Inc. comprising Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Steward Funds, Inc. and Capstone Series Fund, Inc. as of April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 27, 2014

General Information (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2014, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	68.15%
Steward Small-Mid Cap Enhanced Index Fund	58.56%
Steward International Enhanced Index Fund	0.10%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	69.83%

For the fiscal year ended April 30, 2014, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

For the taxable year ended April 30, 2014, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	70.71%
Steward Small-Mid Cap Enhanced Index Fund	57.14%
Steward International Enhanced Index Fund	82.21%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	100%

The Funds declared long-term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$13,128,308
Steward Small-Mid Cap Enhanced Index Fund	8,313,068
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

The Funds declared short-term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$613,265
Steward Small-Mid Cap Enhanced Index Fund	306,511
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2014 were as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.87	$0.03

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2014. These shareholders will receive more detailed information along with their 2014 Form 1099-DIV.

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY
AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS (Unaudited)

At their meeting held February 11, 2014, the Board of Directors (“Board”) of Steward Funds, Inc. and Capstone Series Fund, Inc., including their portfolios, (“Funds”) conducted their review of the investment advisory agreements between the Funds and Capstone Asset Management Company (“CAMCO”). Their continuation was approved unanimously by the full Board and by the independent Directors, with respect to all portfolios of the Funds.

In advance of the meeting, the Board had received extensive information on CAMCO’s business activities; the investment advisory, administrative, compliance and customer account services provided by CAMCO and its affiliates to the Funds; the fees paid for these services; the staff performing these services; the Fund’s performance history; the Fund’s portfolio management processes, CAMCO’s profitability with respect to the individual portfolios of the Funds; and other information designed to inform the Board of ancillary benefits received by CAMCO and its affiliates from their relationship with the Funds, including distribution-related services.

In connection with the Board’s review, Mr. Edward Jaroski, President of CAMCO and of the Funds updated the independent Directors about CAMCO’s business, including CAMCO’s assets under management, additions to its staff and certain functional rearrangements within the organization, as well as future plans. He also discussed the relationship between CAMCO’s parent, Capstone Financial Services, and its controlling shareholder, Steward Financial Holdings, LLC and his view of the future of this relationship. The independent Directors then met separately with the Fund’s Chief Compliance Officer to discuss compliance activities related to the Fund and an ongoing independent review of the Fund’s and CAMCO’s regulatory compliance procedures. In their separate meeting with Fund counsel, the Funds’ independent Directors reviewed with counsel their responsibilities the renewal of the Funds’ investment advisory agreement. The independent Directors also reviewed extensive information regarding the Fund’s other service agreements with CAMCO affiliates and fees paid by the Funds under those agreements. This review included a review of the Funds’ administration, compliance services and distribution agreements, their Service Plan and amounts paid under those agreements and plans. They considered the overall quality of services provided to the Funds’ by CAMCO and their affiliates of their relationship with the Fund. After a full discussion of these matters, the independent Directors unanimously determined to approve the continuation of the Funds’ investment advisory agreement and to recommend that the full Board also approve the agreement. Their approval was followed by unanimous approval of the agreement by the full Board of Directors. The continuation of the service agreements with CAMCO affiliates, and the Service Plan were also approved.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 – 4/30/14	Expense Ratio During Period 11/1/13 – 4/30/14
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,090.00	$4.66	0.90%
Institutional Class	1,000.00	1,092.30	2.85	0.55%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,051.50	4.53	0.89%
Institutional Class	1,000.00	1,052.90	3.16	0.62%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,021.50	5.51	1.10%
Institutional Class	1,000.00	1,023.00	3.76	0.75%
Steward Select Bond Fund
Individual Class	1,000.00	1,010.50	5.03	1.01%
Institutional Class	1,000.00	1,012.20	3.34	0.67%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,054.60	5.55	1.09%
Institutional Class	1,000.00	1,056.20	3.77	0.74%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 – 4/30/14	Expense Ratio During Period 11/1/13 – 4/30/14
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	1,000.00	1,022.07	2.76	0.55%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.38	4.46	0.89%
Institutional Class	1,000.00	1,021.72	3.11	0.62%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.34	5.51	1.10%
Institutional Class	1,000.00	1,021.08	3.76	0.75%
Steward Select Bond Fund
Individual Class	1,000.00	1,019.79	5.06	1.01%
Institutional Class	1,000.00	1,021.47	3.36	0.67%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.39	5.46	1.09%
Institutional Class	1,000.00	1,021.12	3.71	0.74%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors and the Funds' officers appointed by the Board of Directors. The tables below list the Directors and executive officers of the Funds and their principal occupations during the past five years, other directorships held by the Directors and their affiliations, if any, with Capstone Asset Management Company (the “Adviser”) and Capstone Asset Planning Company (the “Distributor”).

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Interested Directors
Edward L. Jaroski * 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 67	Director, President & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC (November 2008 – 2012); President, CEO and Director of Roger H. Jenswold & Company, Inc. (March 2010 – 2012).	6	Director & Committee Member Theater Under the Stars
Independent Directors
John R. Parker c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 67	Director	From 2004	Self-employed Investor Consultant	6	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation
James F. Leary c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 83	Director	From 2004	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director – Homeowners of America Insurance Company since 2006.
Leonard B. Melley, Jr. ** c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 54	Director	From 2004	CEO/President of Ballybunion Ent., Inc.	6	Board Member, Ballybunion Ent. Inc.; Board Member, MCS, Inc.; Board of Governors Member, Forest Creek Golf Club
John M. Briggs, CPA c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 63	Director	From 2005	CPA, former Treasurer of Susan G. Komen Breast Cancer Foundation (2005 – 2011).	6	Director – Healthcare Services Group, Inc. since 1992. PA School for the Deaf Audit Committee since 2011.

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
William H. Herrmann, Jr. c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 67	Director	From 2011	Herrmann & Associates, Financial Services	6	None
Executive Officers
Mel Cody 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 59	Sr. Vice President	From 2012	Sr. Vice President of Capstone Asset
Management Company (2009 – present);
			Co-Chairman, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012). Officer of other Capstone Funds.	N/A	None
John R. Wolf 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 52	Sr. Vice President	From 2004	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company and Sr. Vice President of CFS Consulting Services, LLC.	N/A	None
Claude C. Cody, IV 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 62	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman & Portfolio Manager/Analyst of Roger H Jenswold & Company, Inc. (2005 – 2012). Officer of other Capstone Funds.	N/A	None
Victoria Fernandez 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 41	Sr. Vice President	From 2014	Sr. Vice President of Capstone Asset Management Company (2009 – present); Associate, Fayez Sarofim & Co. (1994 – 2012).	N/A	None
Scott Wynant 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 60	Executive Vice President	From 2008	Executive Vice President of Capstone Asset
Management Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc.
(2009 – present); Sr. Vice President of Capstone
Financial Solutions, LLC
(November 2008 – Decemeber 2012);
Sr. Vice President of Roger H. Jenswold &
Company, Inc. (March 2010 – 2012). Officer of
			other Capstone Funds	N/A	None

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Richard A. Nunn 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 68	Sr. Vice President and Chief Compliance Officer	From 2004	Sr. Vice President, Chief Compliance Officer of
Capstone Asset Management Company
(May 2004 – July 2013); Sr. Vice President of
Capstone Financial Services, Inc. (May 2004 –
July 2013); Sr. Vice President, Chief Compliance Officer and Secretary of Capstone Financial
Solutions, LLC (October 2008 – 2012); Sr. Vice
President and Secretary of CFS Consulting
Services, LLC (October 2008 – July 2013);
			Sr. Vice President, Chief Compliance Officer and Secretary of Roger H. Jenswold & Company, Inc. (March 2010 – 2012); Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, (September 2000 – Present)	N/A	None
Kimberly Wallis McLaney 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 47	Asst. Secretary	From 2004	Asst. Vice President Compliance, Asst. Secretary
of Capstone Asset Management Company
(September 2005 to July 2013); Capstone
Financial Services, Inc. Asst. Secretary
(October 2008 – July 2013); Vice President
Compliance, and Chief Compliance Officer of Capstone Asset Planning Company
(September 2006 – Present); Asst. Vice President and Asst. Secretary of Capstone Financial
Solutions, LLC (October 2008 – 2012); Asst.
Secretary of CFS Consulting Services, LLC (October 2008 – July 2013); Asst. Vice President and Asst. Secretary of Roger H. Jenswold &
			Company, Inc. (March 2010 – 2012); Officer of other Capstone Funds	N/A	None

Carla Homer 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 55	Treasurer, Vice President and Principal Financial Accounting Officer	From 2004	Vice President of Capstone Asset Management Company, Capstone Asset Planning Company, Capstone Financial Services, Inc. and CFS
Consulting Services, LLC; Treasurer of Capstone Financial Solutions, LLC (November 2008 –
2012); Treasurer of Roger H. Jenswold &
Company, Inc. (March 2010 – 2012); Officer of
			other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Group of Mutual Funds, as defined in the 1940 Act, because of his position with the Adviser and Administrator and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski's wife.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$65,000	$63,000
(b) Audit-Related Fees	$-	$-
(c) Tax Fees	$12,500	$12,500
(d) All Other Fees	$-	$-

(e) (1)

The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(2)

For the fiscal years ended April 30, 2014 and 2013, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)

Not applicable.

(g)

For the fiscal year ended April 30, 2014, Cohen Fund Audit Services, Ltd. billed $77,500.

For the fiscal year ended April 30, 2013, Cohen Fund Audit Services, Ltd. billed $75,500.

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By (Signature and Title) /s/ Edward L. Jaroski, President

Edward L. Jaroski, President

Date  July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward L. Jaroski, President

Edward L. Jaroski, President

Date  July 7, 2014

By (Signature and Title) /s/ Carla Homer

Carla Homer, Treasurer

Date  July 7, 2014